Capital World Bond Fund®
Investment portfolio
September 30, 2021
unaudited
Bonds, notes & other debt instruments 91.81% Euros 16.03%	Principal amount (000)	Value (000)
Abbott Laboratories 1.50% 2026	€2,215	$2,745
Allianz SE 0.25% 2023	1,900	2,224
Allianz SE 1.375% 2031	1,900	2,437
Allianz SE 5.625% 2042 (3-month EUR-EURIBOR + 5.00% on 10/17/2022)[1]	800	981
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	13,900	17,547
Altria Group, Inc. 2.20% 2027	27,450	34,279
American Honda Finance Corp. 0.30% 2028	750	864
American Tower Corp. 0.45% 2027	7,925	9,176
American Tower Corp. 0.875% 2029	8,385	9,775
American Tower Corp. 1.25% 2033	5,600	6,534
Anheuser-Busch InBev NV 1.125% 2027	3,275	3,995
Anheuser-Busch InBev NV 2.875% 2032	805	1,124
AT&T, Inc. 1.60% 2028	2,290	2,842
AT&T, Inc. 2.05% 2032	6,250	8,019
Bank of America Corp. 0.58% 2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1,2]	8,140	9,481
Bayer Capital Corp. BV 1.50% 2026	2,400	2,940
Bayer Capital Corp. BV 2.125% 2029	2,000	2,573
Belgium (Kingdom of), Series 72, 2.60% 2024	12,210	15,410
Belgium (Kingdom of), Series 89, 0.10% 2030	150	176
Belgium (Kingdom of), Series 88, 1.70% 2050	1,870	2,606
BMW Finance NV 1.125% 2026	1,620	1,977
BMW Finance NV 1.50% 2029	3,000	3,806
BP Capital Markets BV 0.933% 2040	530	560
British American Tobacco International Finance PLC 2.75% 2025	8,000	10,073
Buzzi Unicem SpA 2.125% 2023	2,000	2,388
CaixaBank, SA 1.375% 2026	13,100	15,885
CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	25,400	30,999
Cameroon (Republic of) 5.95% 2032	1,100	1,251
Chubb, Ltd. 1.55% 2028	1,040	1,296
Cloverie PLC 1.75% 2024	7,100	8,728
Comcast Corp. 0% 2026	18,915	21,813
Comcast Corp. 0.25% 2027	6,700	7,792
Comcast Corp. 0.25% 2029	8,195	9,351
Comcast Corp. 1.25% 2040	1,300	1,519
Cote d’Ivoire (Republic of) 5.25% 2030	3,950	4,758
Cote d’Ivoire (Republic of) 5.875% 2031	4,575	5,541
Cote d’Ivoire (Republic of) 4.875% 2032	6,700	7,579
Crédit Agricole SA 0.50% 2024	1,200	1,415
CRH Finance DAC 3.125% 2023	1,100	1,339
Daimler AG 1.375% 2028	3,000	3,733
DH Europe Finance II SARL 0.45% 2028	2,550	2,974
Dow Chemical Co. 0.50% 2027	1,170	1,367
Dow Chemical Co. 1.125% 2032	640	757
Dow Chemical Co. 1.875% 2040	1,000	1,229
EDP - Energias de Portugal, SA, junior subordinated, 1.875% 2081 (5-year EUR-ICE Swap EURIBOR + 2.38% on 8/2/2026)[1]	4,000	4,704
Capital World Bond Fund — Page 1 of 45

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Egypt (Arab Republic of) 5.625% 2030	€3,720	$4,129
Egypt (Arab Republic of) 5.625% 2030	700	777
Egypt (Arab Republic of) 6.375% 2031	600	683
Enel Finance International SA 1.00% 2024	4,000	4,788
Equinix, Inc. 0.25% 2027	2,820	3,266
Equinix, Inc. 1.00% 2033	10,800	12,444
Equinor ASA 1.375% 2032	2,020	2,521
Estonia (Republic of) 0.125% 2030	1,790	2,090
European Financial Stability Facility 0.40% 2025	26,000	30,995
European Financial Stability Facility 0% 2027	1,610	1,891
European Investment Bank 0% 2031	2,020	2,342
European Union 0% 2025	350	413
European Union 0% 2026	4,240	5,005
European Union 0% 2026	3,660	4,322
European Union 0% 2028	23,300	27,396
European Union 0% 2028	1,870	2,197
European Union 0% 2031	13,250	15,329
European Union 0% 2035	1,355	1,508
European Union 0.20% 2036	3,180	3,607
French Republic O.A.T. 0% 2023	2,070	2,422
French Republic O.A.T. 0.50% 2025	4,370	5,257
French Republic O.A.T. 1.00% 2027	740	922
French Republic O.A.T. 0% 2030	122,000	140,572
French Republic O.A.T. 1.25% 2034	10,090	13,025
French Republic O.A.T. 0.50% 2040	7,190	8,148
French Republic O.A.T. 0.50% 2044	1,620	1,791
French Republic O.A.T. 2.00% 2048	870	1,294
French Republic O.A.T. 0.75% 2052	2,280	2,515
French Republic O.A.T. 1.75% 2066	380	553
General Motors Financial Co. 0.20% 2022[2]	1,360	1,582
Germany (Federal Republic of) 0% 2023	11,760	13,828
Germany (Federal Republic of) 0% 2025	3,150	3,744
Germany (Federal Republic of) 0.25% 2027	3,380	4,085
Germany (Federal Republic of) 0% 2030	75,820	90,063
Germany (Federal Republic of) 0% 2030	1,346	1,608
Germany (Federal Republic of) 0% 2031	6,710	7,948
Germany (Federal Republic of) 0% 2036	13,845	15,891
Germany (Federal Republic of) 0% 2050	40,825	43,618
Germany (Federal Republic of) 0% 2050	310	335
Germany (Federal Republic of) 0% 2052	68,572	72,252
Goldman Sachs Group, Inc. 1.00% 2033[2]	22,674	26,326
Greece (Hellenic Republic of) 4.375% 2022	6,030	7,255
Greece (Hellenic Republic of) 3.45% 2024	16,970	21,476
Greece (Hellenic Republic of) 3.375% 2025	71,970	93,308
Greece (Hellenic Republic of) 0% 2026	40,780	47,092
Greece (Hellenic Republic of) 2.00% 2027	13,760	17,591
Greece (Hellenic Republic of) 0.75% 2031	5,930	6,808
Greece (Hellenic Republic of) 1.875% 2052	10,650	12,973
Groupe BPCE SA 0.875% 2024	700	831
Groupe BPCE SA 1.00% 2025	10,900	13,048
Groupe BPCE SA 2.75% 2027 (5-year EUR Mid-Swap + 2.37% on 11/30/2022)[1]	1,100	1,315
Hannover Rück SE 1.125% 2028	4,200	5,212
Honeywell International, Inc. 0.75% 2032	2,930	3,437
Iberdrola, SA 1.875% junior subordinated perpetual bonds (5-year EUR Annual (vs. 6-month EURIBOR) + 1.592% on 5/22/2023)[1]	1,600	1,895
Capital World Bond Fund — Page 2 of 45

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Iberdrola, SA 2.25% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.574% on 4/28/2029)[1]	€7,900	$9,457
Indonesia (Republic of) 0.90% 2027	1,980	2,318
Ireland (Republic of) 0.90% 2028	280	349
Ireland (Republic of) 0.20% 2030	6,830	8,002
Ireland (Republic of) 0% 2031	8,880	10,103
Israel (State of) 2.875% 2024	7,700	9,582
Israel (State of) 1.50% 2027	4,275	5,334
Israel (State of) 1.50% 2029	3,875	4,905
Italy (Republic of) 1.85% 2025	30,640	38,040
Italy (Republic of) 0.85% 2027	27,055	32,398
Italy (Republic of) 0.95% 2027	20,340	24,443
Italy (Republic of) 0.25% 2028	212,585	243,807
Italy (Republic of) 2.80% 2028	41,144	55,411
Italy (Republic of) 1.35% 2030	690	843
Italy (Republic of) 1.65% 2030	10,580	13,199
Italy (Republic of) 1.45% 2036	17,940	21,381
Italy (Republic of) 4.00% 2037	2,200	3,497
Italy (Republic of) 1.80% 2041	3,360	4,064
Italy (Republic of) 1.50% 2045	263	297
Italy (Republic of) 3.85% 2049	1,740	2,940
Italy Buoni Poliennali Del Tesoro 0.90% 2031	50,440	58,863
Latvia (Republic of) 0% 2031	8,610	9,884
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	12,400	14,846
Luxembourg (Grand Duchy of) 0% 2032	271	310
LYB International Finance BV 1.625% 2031	500	625
LYB International Finance II BV 0.875% 2026	1,000	1,195
Marsh & McLennan Companies, Inc. 1.349% 2026	1,890	2,317
Marsh & McLennan Companies, Inc. 1.979% 2030	1,000	1,288
Medtronic Global Holdings SCA 1.125% 2027	7,500	9,146
Medtronic Global Holdings SCA 1.00% 2031	7,720	9,315
Medtronic Global Holdings SCA 1.375% 2040	1,426	1,676
Metropolitan Life Global Funding I 0.875% 2022[2]	1,000	1,163
Morocco (Kingdom of) 1.50% 2031	14,230	15,262
Orange SA 2.00% 2029	400	521
Petroleos Mexicanos 5.50% 2025	16,330	20,711
Philip Morris International, Inc. 2.875% 2026	3,500	4,552
Philip Morris International, Inc. 0.80% 2031	5,800	6,632
Philippines (Republic of) 0.25% 2025	9,880	11,463
Philippines (Republic of) 0.70% 2029	5,480	6,315
Portuguese Republic 1.95% 2029	820	1,093
Portuguese Republic 0.475% 2030	9,770	11,600
Portuguese Republic 0.30% 2031	2,080	2,397
Portuguese Republic 0.90% 2035	1,170	1,399
Portuguese Republic 4.10% 2045	1,200	2,286
Portuguese Republic 1.00% 2052	370	397
Public Storage 0.50% 2030	2,490	2,829
Quebec (Province of) 0.25% 2031	5,980	6,885
Raytheon Technologies Corp. 2.15% 2030	3,400	4,399
Romania 2.75% 2026	1,000	1,274
Romania 1.375% 2029	7,630	8,697
Romania 1.75% 2030	18,675	21,190
Romania 3.624% 2030	54,689	71,427
Romania 2.00% 2032	8,730	9,852
Romania 2.00% 2033	45,445	50,328
Capital World Bond Fund — Page 3 of 45

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Romania 3.50% 2034	€4,435	$5,648
Romania 3.875% 2035	11,925	15,518
Russian Federation 2.875% 2025	15,600	19,831
Russian Federation 2.875% 2025	8,200	10,424
Santander Issuances, SA Unipersonal 3.25% 2026	7,200	9,378
Serbia (Republic of) 3.125% 2027	65,463	83,422
Serbia (Republic of) 3.125% 2027	5,390	6,869
Serbia (Republic of) 1.50% 2029	18,583	21,296
Serbia (Republic of) 2.05% 2036	17,870	19,454
Shell International Finance BV 0.875% 2039	4,570	4,926
Spain (Kingdom of) 2.75% 2024	17,030	21,701
Spain (Kingdom of) 0.80% 2027	21,150	25,783
Spain (Kingdom of) 1.40% 2028	2,455	3,114
Spain (Kingdom of) 1.45% 2029	10,215	13,036
Spain (Kingdom of) 0.50% 2030	3,030	3,587
Spain (Kingdom of) 1.25% 2030	31,859	40,009
Spain (Kingdom of) 0.10% 2031	4,015	4,527
Spain (Kingdom of) 0.50% 2031	38,919	45,282
Spain (Kingdom of) 1.85% 2035	630	837
Spain (Kingdom of) 1.00% 2042	880	1,006
Spain (Kingdom of) 2.70% 2048	7,290	11,247
Spain (Kingdom of) 1.45% 2071	240	248
State Grid Europe Development PLC 1.50% 2022	1,325	1,543
State Grid Overseas Investment, Ltd. 1.25% 2022	6,625	7,737
State Grid Overseas Investment, Ltd. 1.375% 2025	2,050	2,474
State Grid Overseas Investment, Ltd. 2.125% 2030	800	1,006
Stryker Corp. 0.25% 2024	5,290	6,192
Stryker Corp. 0.75% 2029	5,230	6,187
Stryker Corp. 1.00% 2031	2,410	2,874
Sweden (Kingdom of) 0.125% 2023	3,000	3,513
Takeda Pharmaceutical Company, Ltd. 0.75% 2027	3,230	3,846
Teva Pharmaceutical Finance Netherlands II BV 1.125% 2024	12,330	13,660
Toyota Motor Credit Corp. 0.625% 2024	1,000	1,187
Tunisia (Republic of) 6.75% 2023	7,908	8,006
Tunisia (Republic of) 5.625% 2024	11,070	10,900
Tunisia (Republic of) 6.375% 2026	13,500	13,124
Turkey (Republic of) 4.375% 2027	6,910	7,957
Ukraine 6.75% 2026	18,930	23,862
Ukraine 6.75% 2026	6,625	8,351
Ukraine 4.375% 2030	15,050	16,224
Ukraine 4.375% 2030	1,800	1,940
UniCredit SpA 4.875% 2029 (5-year EUR-ICE Swap EURIBOR + 4.739% on 2/20/2024)[1]	7,750	9,768
Veolia Environnement 1.59% 2028	1,900	2,388
Verizon Communications, Inc. 0.375% 2029	12,350	14,213
Verizon Communications, Inc. 1.25% 2030	6,000	7,339
Verizon Communications, Inc. 0.75% 2032	6,025	6,909
Volkswagen Financial Services AG 1.375% 2023	5,480	6,541
Volkswagen Leasing GMBH 0.50% 2022	760	886
Wellcome Trust, Ltd. 1.125% 2027	3,000	3,693
Westlake Chemical Corp. 1.625% 2029	1,750	2,146
		2,528,401
Capital World Bond Fund — Page 4 of 45

unaudited
Bonds, notes & other debt instruments (continued) Chinese yuan renminbi 9.50%	Principal amount (000)	Value (000)
Agricultural Development Bank of China 3.75% 2029	CNY58,370	$9,294
Agricultural Development Bank of China 2.96% 2030	405,630	61,130
China (People’s Republic of), Series INBK, 3.03% 2026	277,230	43,495
China (People’s Republic of), Series 1916, 3.12% 2026	554,070	87,356
China (People’s Republic of), Series INBK, 2.85% 2027	572,000	88,612
China (People’s Republic of), Series IMBK, 3.28% 2027	87,130	13,900
China (People’s Republic of), Series 1915, 3.13% 2029	75,090	11,783
China (People’s Republic of), Series 1906, 3.29% 2029	245,300	39,014
China (People’s Republic of), Series INBK, 2.68% 2030	290,920	43,956
China (People’s Republic of), Series INBK, 3.27% 2030	490,560	78,004
China (People’s Republic of), Series 1910, 3.86% 2049	1,397,560	230,829
China (People’s Republic of), Series INBK, 3.39% 2050	124,980	18,963
China (People’s Republic of), Series INBK, 3.81% 2050	232,600	38,212
China Development Bank Corp., Series 1804, 4.69% 2023	200,000	31,857
China Development Bank Corp., Series 2008, 2.89% 2025	258,050	39,849
China Development Bank Corp., Series 1909, 3.50% 2026	48,800	7,698
China Development Bank Corp., Series 1904, 3.68% 2026	95,130	15,094
China Development Bank Corp., Series 2009, 3.39% 2027	450,120	70,661
China Development Bank Corp., Series 2004, 3.43% 2027	627,420	98,645
China Development Bank Corp., Series 1715, 4.24% 2027	602,200	98,398
China Development Bank Corp., Series 1805, 4.04% 2028	1,018,480	164,868
China Development Bank Corp., Series 1805, 4.88% 2028	232,310	39,274
China Development Bank Corp., Series 1905, 3.48% 2029	582,500	91,235
China Development Bank Corp., Series 2005, 3.07% 2030	502,770	76,396
		1,498,523
Japanese yen 8.15%
Banco Santander, SA 0.568% 2023	¥600,000	5,404
Bank of China/Tokyo 0.42% 2021	700,000	6,291
Banque Federative du Credit Mutuel 0.443% 2023	100,000	902
Export-Import Bank of India 0.59% 2022	2,400,000	21,538
Goldman Sachs Group, Inc. 2.00% 2022[2]	130,000	1,189
Goldman Sachs Group, Inc. 2.00% 2022[2]	110,000	1,005
Goldman Sachs Group, Inc. 2.80% 2022[2]	100,000	906
Goldman Sachs Group, Inc. 2.84% 2022[2]	120,000	1,089
Goldman Sachs Group, Inc. 2.86% 2022[2]	100,000	907
Goldman Sachs Group, Inc. 2.86% 2022[2]	100,000	906
Groupe BPCE SA 0.64% 2022	2,800,000	25,195
Groupe BPCE SA 0.645% 2023	1,500,000	13,550
Hungary 0.52% 2023	200,000	1,800
Indonesia (Republic of) 0.54% 2022	800,000	7,203
Indonesia (Republic of) 0.89% 2022	700,000	6,319
Indonesia (Republic of) 0.92% 2023	100,000	907
Indonesia (Republic of) 1.13% 2023	1,100,000	10,026
Intesa Sanpaolo SpA 1.36% 2022	600,000	5,415
Japan, Series 17, 0.10% 2023[3]	1,462,280	13,349
Japan, Series 18, 0.10% 2024[3]	2,573,160	23,532
Japan, Series 20, 0.10% 2025[3]	3,396,600	31,077
Japan, Series 341, 0.30% 2025	1,567,450	14,322
Japan, Series 21, 0.10% 2026[3]	3,091,239	28,395
Japan, Series 346, 0.10% 2027	10,106,600	91,707
Japan, Series 23, 0.10% 2028[3]	18,801,027	173,643
Japan, Series 24, 0.10% 2029[3]	9,553,221	88,446
Japan, Series 26, 0.005% 2031[3]	862,652	7,924
Japan, Series 362, 0.10% 2031	9,098,150	82,114
Capital World Bond Fund — Page 5 of 45

unaudited
Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
Japan, Series 363, 0.10% 2031	¥4,817,000	$43,420
Japan, Series 145, 1.70% 2033	8,945,000	94,917
Japan, Series 152, 1.20% 2035	24,320,800	247,204
Japan, Series 161, 0.60% 2037	2,087,600	19,647
Japan, Series 173, 0.40% 2040	462,750	4,150
Japan, Series 176, 0.50% 2041	741,900	6,740
Japan, Series 42, 1.70% 2044	3,145,000	35,370
Japan, Series 53, 0.60% 2046	971,800	8,801
Japan, Series 37, 0.60% 2050	5,218,850	46,201
Japan, Series 70, 0.70% 2051	3,961,150	35,861
Korea National Oil Corp. 0.24% 2022	100,000	898
Lloyds Banking Group PLC 0.65% 2023	400,000	3,612
Malayan Banking Bhd. 0.27% 2022	400,000	3,595
Philippines (Republic of) 0.001% 2024	5,700,000	50,901
PT Perusahaan Listrik Negara 0.43% 2022	400,000	3,583
Renault SA 0.50% 2022	100,000	894
Santander Consumer Finance SA 0.325% 2022	100,000	896
Société Générale 0.804% 2023	100,000	904
Tunisia (Republic of) 3.28% 2027	700,000	4,966
United Mexican States 0.62% 2022	200,000	1,800
United Mexican States 0.60% 2023	700,000	6,301
		1,285,722
British pounds 3.67%
Comcast Corp. 1.50% 2029	£600	801
Comcast Corp. 1.875% 2036	400	522
Electricité de France SA 6.00% 2114	700	1,615
Fiserv, Inc. 2.25% 2025	150	210
HSBC Holdings PLC 3.00% 2030 (1-year EUR Annual (vs. 6-month GBP-LIBOR) + 1.77% on 5/29/2029)[1]	8,000	11,384
HSBC Holdings PLC 5.375% 2030 (3-month GBP-LIBOR + 1.50% on 11/4/2025)[1]	840	1,300
Lloyds Banking Group PLC 7.625% 2025	450	739
National Grid Transco PLC 1.375% 2026	290	392
National Grid Transco PLC 4.00% 2027	2,460	3,754
Nestlé Finance International, Ltd. 2.25% 2023	400	560
United Kingdom 1.75% 2022	19,400	26,523
United Kingdom 0.125% 2023	970	1,305
United Kingdom 2.25% 2023	4,650	6,501
United Kingdom 0.625% 2025	2,100	2,844
United Kingdom 0.125% 2026	58,180	76,916
United Kingdom 4.25% 2027	9,590	15,698
United Kingdom 0.875% 2029	660	890
United Kingdom 0.375% 2030	89,950	115,008
United Kingdom 4.75% 2030	37,600	67,595
United Kingdom 0.25% 2031	24,230	30,256
United Kingdom 4.25% 2032	21,361	38,032
United Kingdom 0.875% 2033	20,110	26,449
United Kingdom 0.625% 2035	17,619	21,842
United Kingdom 1.75% 2037	9,800	14,053
United Kingdom 3.25% 2044	16,550	30,229
United Kingdom 3.50% 2045	17,895	34,211
United Kingdom 0.875% 2046	1,830	2,192
United Kingdom 1.50% 2047	6,460	8,897
United Kingdom 0.625% 2050	12,490	13,775
United Kingdom 1.25% 2051	9,588	12,437
United Kingdom 1.625% 2054	1,550	2,228
Capital World Bond Fund — Page 6 of 45

unaudited
Bonds, notes & other debt instruments (continued) British pounds (continued)	Principal amount (000)	Value (000)
United Kingdom 0.50% 2061	£3,540	$3,603
Vodafone Group PLC 5.625% 2025	540	866
Volkswagen Financial Services NV 0.875% 2025	1,300	1,730
Volkswagen Group of America Finance, LLC 3.375% 2026	700	1,029
Wal-Mart Stores, Inc. 5.625% 2034[2]	1,000	1,939
		578,325
Canadian dollars 2.06%
AT&T, Inc. 5.10% 2048	C$400	357
Canada 1.00% 2022	16,200	12,875
Canada 2.25% 2025	125,860	104,241
Canada 0.25% 2026	51,115	38,995
Canada 2.25% 2029	156,005	131,653
Canada 3.50% 2045	2,970	3,049
Canada 2.75% 2048	22,100	20,320
Canada 2.00% 2051	3,000	2,374
National Australia Bank, Ltd. 3.515% (3-month Canada BA + 1.58% on 6/12/2025)[1]	5,472	4,434
Nova Scotia (Province of) 2.10% 2027	4,000	3,256
Saskatchewan (Province of) 2.65% 2027	4,000	3,356
Verizon Communications, Inc. 3.625% 2050	1,280	957
		325,867
Danish kroner 2.00%
Nordea Kredit 0.50% 2040[4]	DKr108,617	15,899
Nykredit Realkredit AS, Series 01E, 2.00% 2037[4]	20,125	3,307
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]	696,812	101,971
Nykredit Realkredit AS, Series 01E, 1.50% 2040[4]	116,962	18,651
Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]	953,400	137,924
Nykredit Realkredit AS, Series 01E, 2.50% 2047[4]	9,142	1,525
Nykredit Realkredit AS, Series 01E, 0.50% 2050[4]	100,208	14,106
Nykredit Realkredit AS, Series 01E, 1.00% 2053[4]	150,310	21,762
		315,145
Mexican pesos 1.96%
América Móvil, SAB de CV, 8.46% 2036	MXN15,000	704
Petróleos Mexicanos 7.65% 2021	109,930	5,302
Petróleos Mexicanos 7.19% 2024	340,342	15,750
Petróleos Mexicanos 7.47% 2026	518,589	22,574
United Mexican States, Series M20, 10.00% 2024	920,247	48,902
United Mexican States, Series M, 5.75% 2026	359,000	16,601
United Mexican States, Series M, 7.50% 2027	3,270,729	161,121
United Mexican States, Series M20, 8.50% 2029	255,770	13,268
United Mexican States, Series M, 7.75% 2031	457,451	22,738
United Mexican States, Series M, 7.75% 2042	32,600	1,564
United Mexican States, Series M, 8.00% 2047	21,982	1,075
		309,599
Russian rubles 1.42%
Russian Federation 7.00% 2023	RUB1,629,400	22,354
Russian Federation 7.10% 2024	184,000	2,528
Russian Federation 7.15% 2025	1,430,830	19,676
Russian Federation 8.15% 2027	829,755	11,907
Russian Federation 2.50% 2028[3]	86,234	1,156
Russian Federation 6.90% 2029	2,246,875	30,430
Russian Federation 7.65% 2030	5,699,890	80,774
Capital World Bond Fund — Page 7 of 45

unaudited
Bonds, notes & other debt instruments (continued) Russian rubles (continued)	Principal amount (000)	Value (000)
Russian Federation 5.90% 2031	RUB467,680	$5,871
Russian Federation 6.90% 2031	63,000	843
Russian Federation 8.50% 2031	619,940	9,312
Russian Federation 7.70% 2033	1,872,510	26,573
Russian Federation 7.25% 2034	941,725	12,828
		224,252
Malaysian ringgits 1.31%
Malaysia (Federation of), Series 0116, 3.80% 2023	MYR10,770	2,659
Malaysia (Federation of), Series 0417, 3.899% 2027	53,000	13,162
Malaysia (Federation of), Series 0219, 3.885% 2029	216,390	53,511
Malaysia (Federation of), Series 0318, 4.642% 2033	51,000	13,101
Malaysia (Federation of), Series 0415, 4.254% 2035	6,900	1,710
Malaysia (Federation of), Series 0317, 4.762% 2037	8,830	2,309
Malaysia (Federation of), Series 0418, 4.893% 2038	91,858	24,083
Malaysia (Federation of), Series 0219, 4.467% 2039	44,000	10,794
Malaysia (Federation of), Series 0519, 3.757% 2040	109,039	24,921
Malaysia (Federation of), Series 0216, 4.736% 2046	35,205	8,994
Malaysia (Federation of), Series 0417, 4.895% 2047	4,898	1,264
Malaysia (Federation of), Series 0518, 4.921% 2048	97,216	25,573
Malaysia (Federation of), Series 0519, 4.638% 2049	45,466	11,062
Malaysia (Federation of), Series 0120, 4.065% 2050	58,575	13,496
		206,639
Australian dollars 1.12%
Australia (Commonwealth of), Series 152, 2.75% 2028	A$61,125	49,080
Australia (Commonwealth of), Series 163, 1.00% 2031	173,410	119,635
Australia (Commonwealth of), Series 157, 1.50% 2031	5,000	3,633
Australia (Commonwealth of), Series 165, 1.75% 2032	5,300	3,910
Australia (Commonwealth of), Series 162, 1.75% 2051	1,000	628
		176,886
Colombian pesos 0.65%
Colombia (Republic of), Series B, 7.50% 2026	COP2,200,000	599
Colombia (Republic of), Series B, 5.75% 2027	230,579,000	56,984
Colombia (Republic of), Series B, 6.00% 2028	1,429,800	353
Colombia (Republic of), Series B, 7.75% 2030	2,311,200	620
Colombia (Republic of), Series B, 7.00% 2031	68,347,100	17,167
Colombia (Republic of), Series B, 7.00% 2032	643,700	160
Colombia (Republic of), Series B, 7.25% 2034	5,217,000	1,302
Colombia (Republic of), Series B, 7.25% 2050	105,659,600	24,702
		101,887
Indonesian rupiah 0.59%
Indonesia (Republic of), Series 63, 5.625% 2023	IDR4,100,000	294
Indonesia (Republic of), Series 81, 6.50% 2025	10,958,000	805
Indonesia (Republic of), Series 86, 5.50% 2026	22,542,000	1,594
Indonesia (Republic of), Series 59, 7.00% 2027	99,456,000	7,456
Indonesia (Republic of), Series 78, 8.25% 2029	405,736,000	31,991
Indonesia (Republic of), Series 82, 7.00% 2030	271,232,000	19,908
Indonesia (Republic of), Series 87, 6.50% 2031	102,374,000	7,240
Indonesia (Republic of), Series 74, 7.50% 2032	40,550,000	3,036
Capital World Bond Fund — Page 8 of 45

unaudited
Bonds, notes & other debt instruments (continued) Indonesian rupiah (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 65, 6.625% 2033	IDR101,376,000	$7,119
Indonesia (Republic of), Series 68, 8.375% 2034	178,668,000	14,156
		93,599
Indian rupees 0.45%
HDFC Bank, Ltd. 7.95% 2026	INR200,000	2,909
India (Republic of) 5.15% 2025	3,920,630	52,396
National Highways Authority of India 7.17% 2021	920,000	12,491
National Highways Authority of India 7.27% 2022	210,000	2,890
		70,686
Polish zloty 0.40%
Poland (Republic of), Series 1024, 2.25% 2024	PLN35,000	9,123
Poland (Republic of), Series 0725, 3.25% 2025	157,000	42,495
Poland (Republic of), Series 1029, 2.75% 2029	42,490	11,322
		62,940
Brazilian reais 0.39%
Brazil (Federative Republic of) 6.00% 2023[3]	BRL48,888	9,293
Brazil (Federative Republic of) 6.00% 2024[3]	271,909	52,163
Brazil (Federative Republic of) 6.00% 2028[3]	601	118
Brazil (Federative Republic of) 6.00% 2030[3]	1,550	308
		61,882
Czech korunas 0.39%
Czech Republic 0% 2024	CZK467,700	20,118
Czech Republic 1.25% 2025	727,300	32,421
Czech Republic 1.20% 2031	200,000	8,459
		60,998
South Korean won 0.32%
South Korea (Republic of), Series 2712, 2.375% 2027	KRW43,869,200	37,757
South Korea (Republic of), Series 3106, 2.00% 2031	16,513,680	13,633
		51,390
Norwegian kroner 0.31%
Norway (Kingdom of) 1.75% 2025	NKr378,000	43,945
Norway (Kingdom of) 1.50% 2026	50,000	5,753
		49,698
Ukrainian hryvnia 0.27%
Ukraine 14.91% 2022	UAH156,567	6,128
Ukraine 16.06% 2022	299,325	11,778
Ukraine 17.00% 2022	332,718	13,011
Ukraine 17.25% 2022	103,990	4,016
Ukraine 10.00% 2023	17,650	638
Ukraine 11.67% 2023	3,154	118
Ukraine 15.84% 2025	149,360	6,080
Ukraine 15.84% 2025	9,100	370
		42,139
Peruvian nuevos soles 0.25%
Peru (Republic of) 5.94% 2029	PEN106,945	26,025
Peru (Republic of) 6.15% 2032	41,587	9,767
Peru (Republic of) 5.40% 2034	3,244	678
Capital World Bond Fund — Page 9 of 45

unaudited
Bonds, notes & other debt instruments (continued) Peruvian nuevos soles (continued)	Principal amount (000)	Value (000)
Peru (Republic of) 6.90% 2037	PEN3,346	$776
Peru (Republic of) 5.35% 2040	9,847	1,895
		39,141
South African rand 0.08%
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR50,650	3,128
South Africa (Republic of), Series R-213, 7.00% 2031	5,300	296
South Africa (Republic of), Series R-2035, 8.875% 2035	62,800	3,706
South Africa (Republic of), Series R-2048, 8.75% 2048	96,710	5,293
		12,423
Thai baht 0.07%
Thailand (Kingdom of) 2.125% 2026	THB111,000	3,476
Thailand (Kingdom of) 3.65% 2031	162,000	5,585
Thailand (Kingdom of) 2.00% 2042	68,300	1,843
		10,904
Ghanaian cedi 0.05%
Ghana (Republic of) 16.50% 2023	GHS1,170	196
Ghana (Republic of) 18.85% 2023	42,630	7,307
Ghana (Republic of) 19.00% 2026	2,195	364
		7,867
Romanian leu 0.05%
Romania 4.75% 2025	RON30,000	7,304
Hungarian forints 0.02%
Hungary, Series C, 1.50% 2023	HUF1,000,000	3,227
Israeli shekels 0.02%
Israel (State of) 2.00% 2027	ILS5,100	1,693
Israel (State of) 5.50% 2042	1,300	632
Israel (State of) 3.75% 2047	1,780	699
		3,024
Egyptian pounds 0.02%
Egypt (Arab Republic of) 18.40% 2024	EGP450	31
Egypt (Arab Republic of) 14.292% 2028	45,850	2,922
		2,953
Turkish lira 0.01%
Turkey (Republic of) 2.80% 2023[3]	TRY7,239	818
Turkey (Republic of) 4.10% 2024[3]	1,925	228
Turkey (Republic of) 11.70% 2030	10,625	871
		1,917
Kenyan shilling 0.01%
Kenya (Republic of) 10.90% 2031	KES187,000	1,735
U.S. dollars 40.24%
180 Medical, Inc. 3.875% 2029[2]	$260	260
7-Eleven, Inc. 1.30% 2028[2]	487	468
Capital World Bond Fund — Page 10 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
7-Eleven, Inc. 1.80% 2031[2]	$8,160	$7,776
Abu Dhabi (Emirate of) 0.75% 2023[2]	18,355	18,428
Abu Dhabi (Emirate of) 1.70% 2031[2]	630	609
Abu Dhabi (Emirate of) 3.875% 2050	1,000	1,145
Abu Dhabi National Energy Company PJSC (TAQA) 3.625% 2023[2]	580	603
Abu Dhabi National Energy Company PJSC (TAQA) 4.875% 2030[2]	440	529
Adobe, Inc. 2.15% 2027	6,134	6,430
Advisor Group Holdings, LLC 6.25% 2028[2]	3,105	3,261
Aeropuerto International de Tocume SA 5.125% 2061[2]	4,875	5,122
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[2]	1,175	1,270
AG Merger Sub II, Inc. 10.75% 2027[2]	1,663	1,840
Albertsons Companies, Inc. 3.50% 2029[2]	825	824
Alexandria Real Estate Equities, Inc. 3.80% 2026	1,040	1,147
Alexandria Real Estate Equities, Inc. 3.95% 2028	465	522
Alexandria Real Estate Equities, Inc. 2.75% 2029	131	136
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,000	1,163
Alexandria Real Estate Equities, Inc. 1.875% 2033	494	465
Alibaba Group Holding, Ltd. 2.125% 2031	507	488
Allegheny Technologies, Inc. 4.875% 2029	285	286
Allegheny Technologies, Inc. 5.125% 2031	55	56
Alliant Holdings Intermediate, LLC 6.75% 2027[2]	2,355	2,441
Allied Universal Holdco LLC 9.75% 2027[2]	1,510	1,645
Allied Universal Holdco LLC 6.00% 2029[2]	320	316
Allstate Corp. 0.75% 2025	690	682
Allstate Corp. 1.45% 2030	2,000	1,913
Allstate Corp. 3.85% 2049	250	297
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]	2,080	2,096
Altice France SA 5.125% 2029[2]	1,164	1,143
Altria Group, Inc. 3.40% 2030	137	145
Altria Group, Inc. 5.95% 2049	2,476	3,140
Altria Group, Inc. 3.70% 2051	2,370	2,236
Amazon.com, Inc. 1.50% 2030	5,069	4,933
Amazon.com, Inc. 3.875% 2037	505	597
Amazon.com, Inc. 2.50% 2050	13,505	12,669
American Airlines, Inc. 5.50% 2026[2]	1,250	1,316
American Airlines, Inc. 5.75% 2029[2]	1,250	1,348
American Campus Communities, Inc. 3.75% 2023	3,090	3,218
American Campus Communities, Inc. 4.125% 2024	1,945	2,112
American Campus Communities, Inc. 3.30% 2026	1,500	1,607
American Campus Communities, Inc. 3.625% 2027	1,575	1,721
American Express Co. 3.625% 2024	8,700	9,440
American Express Co. 3.125% 2026	225	244
American Honda Finance Corp. 0.55% 2024	1,500	1,492
American Honda Finance Corp. 3.55% 2024	1,000	1,065
American Honda Finance Corp. 1.20% 2025	527	530
American Honda Finance Corp. 1.30% 2026	2,000	1,998
American Honda Finance Corp. 1.80% 2031	1,000	981
American International Group, Inc. 3.90% 2026	475	527
American International Group, Inc. 3.40% 2030	2,285	2,495
American International Group, Inc. 4.80% 2045	500	635
American International Group, Inc. 4.375% 2050	1,273	1,570
American Tower Corp. 1.45% 2026	1,105	1,100
American Tower Corp. 1.60% 2026	2,105	2,114
American Tower Corp. 2.30% 2031	1,992	1,965
American Tower Corp. 2.70% 2031	771	789
Capital World Bond Fund — Page 11 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
AmerisourceBergen Corp. 2.70% 2031	$5,000	$5,118
Amgen, Inc. 1.90% 2025	3,077	3,167
Amgen, Inc. 2.20% 2027	2,359	2,442
AmWINS Group, Inc. 4.875% 2029[2]	375	381
Analog Devices, Inc. 1.70% 2028	353	354
Analog Devices, Inc. 2.10% 2031	741	743
Analog Devices, Inc. 2.95% 2051	734	735
Anglo American Capital PLC 2.25% 2028[2]	6,609	6,575
Anglo American Capital PLC 5.625% 2030[2]	3,850	4,649
Anglo American Capital PLC 2.875% 2031[2]	3,200	3,214
Anglo American Capital PLC 3.95% 2050[2]	200	214
Angola (Republic of) 9.50% 2025	5,150	5,684
Angola (Republic of) 8.25% 2028	10,100	10,493
Angola (Republic of) 8.00% 2029	5,193	5,332
Angola (Republic of) 8.00% 2029[2]	850	873
Anheuser-Busch InBev NV 4.75% 2029	12,403	14,614
Anheuser-Busch InBev NV 4.90% 2031	2,500	3,037
Anheuser-Busch InBev NV 5.55% 2049	1,767	2,397
Anheuser-Busch InBev NV 4.50% 2050	3,400	4,066
Antero Resources Corp. 5.375% 2030[2]	310	327
Apache Corp. 4.375% 2028	589	638
Apache Corp. 4.75% 2043	170	184
Apollo Commercial Real Estate Finance, Inc. 4.625% 2029[2]	435	423
Apple, Inc. 0.55% 2025	5,925	5,838
Apple, Inc. 1.125% 2025	2,698	2,719
Apple, Inc. 1.25% 2030	1,750	1,659
Apple, Inc. 2.375% 2041	1,625	1,562
Apple, Inc. 2.40% 2050	825	758
Apple, Inc. 2.65% 2051	2,575	2,467
Apple, Inc. 2.70% 2051	1,450	1,401
Apple, Inc. 2.80% 2061	1,100	1,052
ArcelorMittal 4.25% 2029	165	182
Ardagh Group SA 6.50% Cash 2027[2,7]	1,220	1,298
Aretec Escrow Issuer, Inc. 7.50% 2029[2]	1,760	1,815
Argentine Republic 1.00% 2029	1,601	612
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[1]	10,080	3,722
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[1]	20,658	6,808
Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)[1]	6,340	2,341
Artera Services, LLC 9.033% 2025[2]	1,325	1,439
Arthur J. Gallagher & Co. 3.50% 2051	122	131
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[5,6]	865	867
Ascent Resources - Utica LLC 7.00% 2026[2]	1,025	1,061
Ascent Resources - Utica LLC 8.25% 2028[2]	1,332	1,454
Ascent Resources - Utica LLC 5.875% 2029[2]	655	670
Associated Materials, LLC 9.00% 2025[2]	2,263	2,397
AssuredPartners, Inc. 7.00% 2025[2]	1,160	1,180
AssuredPartners, Inc. 8.00% 2027[2]	731	772
AssuredPartners, Inc. 5.625% 2029[2]	630	635
AstraZeneca Finance LLC 1.75% 2028	4,864	4,896
AstraZeneca Finance LLC 2.25% 2031	613	623
AstraZeneca PLC 4.00% 2029	2,000	2,287
AstraZeneca PLC 3.00% 2051	4,464	4,613
AT&T, Inc. 2.30% 2027	1,625	1,683
AT&T, Inc. 1.65% 2028	6,025	5,981
AT&T, Inc. 2.75% 2031	12,251	12,589
Capital World Bond Fund — Page 12 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
AT&T, Inc. 2.25% 2032	$5,900	$5,749
AT&T, Inc. 2.55% 2033	800	788
AT&T, Inc. 3.30% 2052	3,558	3,453
AT&T, Inc. 3.50% 2053	4,447	4,410
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[5,6]	130	132
Atlantic City Electric Co. 2.30% 2031	700	710
Avangrid, Inc. 3.20% 2025	3,900	4,156
Avangrid, Inc. 3.80% 2029	3,000	3,343
Axiata SPV5 Labuan, Ltd. 3.064% 2050	382	366
Axiata SPV2 Bhd. 2.163% 2030	651	638
Azul Investments LLP 7.25% 2026[2]	825	789
Bahrain (Kingdom of) 6.125% 2022	400	413
Baidu, Inc. 3.425% 2030	2,275	2,415
Baker Hughes, a GE Co. 4.486% 2030	2,288	2,679
Banco do Brasil SA (Cayman) 3.875% 2022	587	602
Bangkok Bank PCL 4.05% 2024	1,210	1,300
Bangkok Bank PCL 4.45% 2028	470	540
Bangkok Bank PCL 9.025% 2029	980	1,344
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]	9,080	9,272
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1,2]	290	296
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[1]	17,050	17,146
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	15,500	15,502
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	13,616	13,681
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	14,210	13,711
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[1]	1,703	1,640
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[1]	8,240	8,343
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[1]	5,165	5,262
Bank of America Corp. 3.311% 2042 (USD-SOFR + 1.58% on 4/22/2041)[1]	1,214	1,275
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[1]	10,400	12,321
Bank of Montreal 3.803% 2032 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2027)[1,2]	1,984	2,175
Bank of Nova Scotia 1.35% 2026	7,269	7,277
Bausch Health Companies, Inc. 9.25% 2026[2]	4,245	4,539
Bausch Health Companies, Inc. 5.75% 2027[2]	1,225	1,285
Bausch Health Companies, Inc. 4.875% 2028[2]	1,245	1,292
Bausch Health Companies, Inc. 5.25% 2031[2]	900	829
Bayer US Finance II LLC 3.875% 2023[2]	5,690	6,056
Bayer US Finance II LLC 4.25% 2025[2]	2,557	2,828
Bayer US Finance II LLC 4.375% 2028[2]	500	567
Bayer US Finance II LLC 4.875% 2048[2]	300	368
Bayerische Motoren Werke AG 3.80% 2023[2]	2,028	2,128
Bayerische Motoren Werke AG 3.15% 2024[2]	2,555	2,710
Bayerische Motoren Werke AG 3.90% 2025[2]	5,000	5,465
Bayerische Motoren Werke AG 4.15% 2030[2]	5,000	5,770
Bayerische Motoren Werke AG 2.55% 2031[2]	1,737	1,794
Becton, Dickinson and Company 2.823% 2030	1,950	2,045
Belarus (Republic of) 6.875% 2023	29,860	30,425
Belarus (Republic of) 5.875% 2026[2]	1,500	1,411
Belarus (Republic of) 7.625% 2027	31,500	31,233
Berkshire Hathaway Energy Company 3.70% 2030	4,025	4,537
Berkshire Hathaway Energy Company 2.85% 2051	2,062	1,974
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,662
Black Knight, Inc. 3.625% 2028[2]	1,040	1,047
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[2]	1,345	1,456
Capital World Bond Fund — Page 13 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Bluestar Finance Holdings, Ltd. 3.10% junior subordinated perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)[1]	$326	$329
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[5,6]	450	455
BMW Finance NV 2.40% 2024[2]	3,000	3,136
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	1,600	1,586
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	14,000	14,306
Boeing Company 4.875% 2025	4,675	5,205
Boeing Company 2.75% 2026	2,634	2,745
Boeing Company 5.04% 2027	3,317	3,818
Boeing Company 5.15% 2030	3,357	3,942
Boeing Company 3.625% 2031	73	78
Boeing Company 5.805% 2050	2,713	3,623
Bombardier, Inc. 7.125% 2026[2]	1,100	1,156
Bombardier, Inc. 7.875% 2027[2]	3,475	3,607
Bombardier, Inc. 6.00% 2028[2]	610	618
Bombardier, Inc. 7.45% 2034[2]	1,340	1,573
Boston Scientific Corp. 3.375% 2022	1,750	1,783
Boston Scientific Corp. 3.45% 2024	2,780	2,952
Boston Scientific Corp. 2.65% 2030	1,500	1,549
Boston Scientific Corp. 4.70% 2049	360	461
Boyd Gaming Corp. 4.75% 2027	1,215	1,254
BP Capital Markets America, Inc. 1.749% 2030	5,521	5,371
Braskem SA 4.50% 2030[2]	4,050	4,314
Brightstar Escrow Corp. 9.75% 2025[2]	1,185	1,272
Bristol-Myers Squibb Company 1.45% 2030	1,417	1,360
British American Tobacco PLC 3.215% 2026	4,902	5,229
British American Tobacco PLC 3.557% 2027	7,988	8,611
British American Tobacco PLC 4.70% 2027	775	876
British American Tobacco PLC 2.259% 2028	1,611	1,600
British American Tobacco PLC 3.462% 2029	5,900	6,218
British American Tobacco PLC 4.906% 2030	2,443	2,799
British American Tobacco PLC 2.726% 2031	1,542	1,520
British American Tobacco PLC 4.758% 2049	1,500	1,624
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	1,667	1,833
Broadcom, Inc. 4.75% 2029	1,950	2,241
Broadcom, Inc. 4.15% 2030	5,070	5,621
Broadcom, Inc. 3.419% 2033[2]	5,750	5,957
Broadcom, Inc. 3.469% 2034[2]	5,408	5,574
Broadcom, Inc. 3.187% 2036[2]	2,830	2,827
Broadcom, Inc. 3.50% 2041[2]	1,479	1,464
Broadcom, Inc. 3.75% 2051[2]	465	465
Brookfield Property REIT, Inc. 5.75% 2026[2]	1,295	1,347
Burlington Northern Santa Fe LLC 3.05% 2051	2,950	3,050
BWX Technologies, Inc. 4.125% 2029[2]	770	789
Caesars Entertainment, Inc. 6.25% 2025[2]	380	401
Caesars Entertainment, Inc. 4.625% 2029[2]	670	679
California Resources Corp. 7.125% 2026[2]	935	988
Canadian National Railway Company 3.20% 2046	190	200
Canadian Natural Resources, Ltd. 2.95% 2023	5,400	5,557
Canadian Natural Resources, Ltd. 2.05% 2025	1,846	1,891
Canadian Natural Resources, Ltd. 3.85% 2027	5,473	5,990
Canadian Natural Resources, Ltd. 2.95% 2030	16,576	17,181
Carnival Corp. 11.50% 2023[2]	2,152	2,405
Carnival Corp. 7.625% 2026[2]	250	267
Carnival Corp. 4.00% 2028[2]	1,325	1,340
Capital World Bond Fund — Page 14 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Carrier Global Corp. 2.493% 2027	$750	$785
Carrier Global Corp. 2.722% 2030	2,453	2,539
Carrier Global Corp. 3.377% 2040	989	1,039
Carvana Co. 4.875% 2029[2]	1,095	1,086
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class C, 6.50% 2041[2,4]	535	531
Catalent Pharma Solutions, Inc. 3.50% 2030[2]	605	606
CCB Life Insurance Co., Ltd. 4.50% 2077 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.68% on 4/21/2022)[1]	250	253
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	3,340	3,450
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	750	785
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	3,800	3,812
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	1,200	1,222
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	2,900	2,764
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	10	10
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[2]	1,825	1,860
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[2]	950	942
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051	1,500	1,463
CEC Entertainment, Inc. 6.75% 2026[2]	775	778
Centene Corp. 4.25% 2027	700	734
Centene Corp. 2.45% 2028	460	463
Centene Corp. 4.625% 2029	2,315	2,526
Centene Corp. 2.50% 2031	615	607
Centene Corp. 2.625% 2031	1,100	1,094
Centerfield Media Parent, Inc. 6.625% 2026[2]	420	433
Central Garden & Pet Co. 4.125% 2030	610	624
Central Garden & Pet Co. 4.125% 2031[2]	280	285
Charles River Laboratories International, Inc. 4.25% 2028[2]	650	676
Cheniere Energy Partners LP 4.50% 2029	1,220	1,299
Cheniere Energy Partners LP 4.00% 2031[2]	640	671
Cheniere Energy Partners LP 3.25% 2032[2]	504	506
Cheniere Energy, Inc. 4.625% 2028	670	707
Cheniere Energy, Inc. 3.70% 2029	1,077	1,169
Chesapeake Energy Corp. 5.50% 2026[2]	640	670
Chesapeake Energy Corp. 5.875% 2029[2]	550	588
Chevron Corp. 1.995% 2027	6,472	6,680
Chevron Corp. 2.236% 2030	983	1,008
Chevron USA, Inc. 1.018% 2027	3,856	3,772
Chevron USA, Inc. 2.343% 2050	886	800
Chile (Republic of) 3.25% 2071	1,036	938
China CITIC Bank International, Ltd. 4.625% 2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.25% on 2/28/2024)[1]	4,300	4,569
China Construction Bank Corp. 2.45% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 6/24/2025)[1]	27,625	28,005
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	21,760	21,877
Cigna Corp. 3.75% 2023	3,100	3,278
Cigna Corp. 4.125% 2025	2,615	2,907
Cigna Corp. 4.375% 2028	3,618	4,184
Cigna Corp. 2.40% 2030	250	254
Cigna Corp. 2.375% 2031	1,939	1,958
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	8,832	8,863
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	25,925	27,535
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[1]	39,102	38,895
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	2,520	2,651
Clarivate Science Holdings Corp. 3.875% 2028[2]	205	205
Clarivate Science Holdings Corp. 4.875% 2029[2]	415	416
Capital World Bond Fund — Page 15 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Cleveland-Cliffs, Inc. 9.875% 2025[2]	$393	$451
Cleveland-Cliffs, Inc. 6.75% 2026[2]	662	707
Cleveland-Cliffs, Inc. 4.875% 2031[2]	825	853
CMB International Leasing Management, Ltd. 3.625% 2029	960	1,005
CNX Resources Corp. 7.25% 2027[2]	955	1,018
CNX Resources Corp. 6.00% 2029[2]	160	169
Coca-Cola Company 1.00% 2028	1,210	1,169
Coca-Cola Company 1.375% 2031	1,487	1,414
Coca-Cola Company 2.50% 2051	710	669
Cogent Communications Group, Inc. 3.50% 2026[2]	1,450	1,472
Coinbase Global, Inc. 3.375% 2028[2]	1,023	984
Coinbase Global, Inc. 3.625% 2031[2]	680	647
Colbun SA 3.95% 2027[2]	2,445	2,670
Colombia (Republic of) 3.25% 2032	1,620	1,515
Comcast Corp. 3.95% 2025	4,395	4,878
Comcast Corp. 2.65% 2030	4,760	4,969
Comcast Corp. 1.50% 2031	5,500	5,226
Comcast Corp. 1.95% 2031	642	631
Comcast Corp. 2.80% 2051	200	190
Comisión Federal de Electricidad 4.875% 2024[2]	3,500	3,787
Comisión Federal de Electricidad 4.75% 2027[2]	370	416
Commonwealth Bank of Australia 2.688% 2031[2]	21,525	21,472
Commonwealth Bank of Australia 3.61% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/12/2029)[1,2]	4,161	4,415
Commonwealth Bank of Australia 3.305% 2041[2]	8,293	8,521
Compass Diversified Holdings 5.25% 2029[2]	2,135	2,236
Comstock Resources, Inc. 6.75% 2029[2]	1,690	1,827
Comstock Resources, Inc. 5.875% 2030[2]	510	531
Conagra Brands, Inc. 1.375% 2027	800	780
Conagra Brands, Inc. 5.40% 2048	5,137	6,833
Constellation Brands, Inc. 2.875% 2030	839	874
Constellation Brands, Inc. 2.25% 2031	1,859	1,831
Constellation Oil Services Holding SA 10.00% PIK 2024[2,7,8]	6,822	2,117
Consumers Energy Co. 3.50% 2051	1,850	2,046
Consumers Energy Co. 2.65% 2052	495	470
Continental Resources, Inc. 5.75% 2031[2]	470	569
CoreCivic, Inc. 8.25% 2026	354	362
CoreLogic, Inc. 4.50% 2028[2]	2,155	2,144
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[5,6]	575	589
Corporate Office Properties LP 2.25% 2026	1,413	1,449
Corporate Office Properties LP 2.00% 2029	689	676
Costa Rica (Republic of) 6.125% 2031[2]	8,185	8,420
Costa Rica (Republic of) 7.00% 2044	3,526	3,491
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[2]	2,855	3,040
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	7,000	7,136
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,2]	5,065	5,532
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	3,862	4,328
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	5,125	5,244
Crestwood Midstream Partners LP 6.00% 2029[2]	1,000	1,048
CRH America, Inc. 5.125% 2045[2]	3,000	3,944
Crown Castle International Corp. 2.50% 2031	1,074	1,074
CSN Resources SA 7.625% 2026	38,114	40,456
CSX Corp. 4.25% 2029	3,355	3,859
CSX Corp. 3.80% 2050	397	452
CSX Corp. 2.50% 2051	5,175	4,711
Capital World Bond Fund — Page 16 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CVR Partners LP 9.25% 2023[2]	$179	$180
CVR Partners LP 6.125% 2028[2]	965	1,013
CVS Health Corp. 3.70% 2023	426	445
CVS Health Corp. 4.30% 2028	2,343	2,675
DaimlerChrysler North America Holding Corp. 3.40% 2022[2]	3,370	3,411
DaimlerChrysler North America Holding Corp. 2.45% 2031[2]	2,200	2,251
Danske Bank AS 2.70% 2022[2]	7,200	7,272
Danske Bank AS 3.875% 2023[2]	9,700	10,266
Dell International LLC / EMC Corp. 8.10% 2036	300	456
Dell International LLC / EMC Corp. 8.35% 2046	210	341
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	6,900	7,368
Development Bank of Mongolia LLC 7.25% 2023	700	749
Diamond (BC) BV 4.625% 2029[2]	195	198
Diamond Foreign Asset Co. / Diamond Finance LLC 13.00% PIK or 9.00% Cash or (5.50% PIK and 5.50% Cash) 2027[2,6,7]	156	158
Diamond Foreign Asset Co. / Diamond Finance LLC 13.00% PIK or 9.00% Cash or (5.50% PIK and 5.50% Cash) 2027[6,7]	142	143
Diamond Sports Group LLC 5.375% 2026[2]	471	311
Diamond Sports Group LLC 6.625% 2027[2]	1,870	821
Diamondback Energy, Inc. 4.40% 2051	2,192	2,491
Dianjian Haiyu, Ltd. 3.50% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.773% on 6/14/2022)[1]	423	427
Dianjian International Finance, Ltd. 4.60% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.933% on 3/13/2023)[1]	405	419
Diebold Nixdorf, Inc. 9.375% 2025[2]	1,131	1,239
Diebold, Inc. 8.50% 2024	1,125	1,151
DIRECTV Financing LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[5,6]	1,340	1,343
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[2]	1,350	1,411
Discovery Communications, Inc. 3.625% 2030	2,669	2,897
DISH DBS Corp. 5.125% 2029	1,825	1,791
Dominican Republic 5.30% 2041[2]	150	149
Dominican Republic 6.85% 2045	2,815	3,149
Dow Chemical Co. 4.80% 2028	385	455
Dow Chemical Co. 2.10% 2030	1,000	992
Dow Chemical Co. 5.55% 2048	725	1,008
Dow Chemical Co. 4.80% 2049	500	633
Dow Chemical Co. 3.60% 2050	1,000	1,063
DT Midstream, Inc. 4.125% 2029[2]	675	685
DTE Electric Co. 2.625% 2031	3,514	3,665
DTE Energy Company 2.95% 2050	1,540	1,547
Duke Energy Progress, Inc. 2.00% 2031	17,820	17,520
Duke Energy Progress, LLC 3.70% 2028	6,150	6,863
Ecolab, Inc. 2.125% 2050	1,000	886
Edison International 4.125% 2028	5,375	5,736
Egypt (Arab Republic of) 5.875% 2025	2,000	2,076
Egypt (Arab Republic of) 7.50% 2027[2]	5,300	5,616
Egypt (Arab Republic of) 7.625% 2032[2]	500	500
Electricité de France SA 3.625% 2025[2]	760	827
Electricité de France SA 4.50% 2028[2]	1,722	1,984
Electricité de France SA 4.875% 2038[2]	7,267	8,933
Electricité de France SA 4.875% 2044[2]	325	411
Electricité de France SA 5.00% 2048[2]	768	1,003
Eli Lilly and Company 3.375% 2029	583	647
Empresa Nacional de Electricidad SA 4.25% 2024	2,100	2,242
Empresas Publicas de Medellin ESP 4.25% 2029[2]	4,935	4,920
Capital World Bond Fund — Page 17 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Enbridge Energy Partners LP 7.375% 2045	$1,737	$2,754
Enbridge, Inc. 2.50% 2025	5,000	5,210
Enbridge, Inc. 3.40% 2051	5,391	5,443
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[2]	2,746	2,756
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[2]	1,561	1,119
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[2]	980	981
Enel Chile SA 4.875% 2028	1,435	1,646
Enel Finance International SA 3.50% 2028[2]	7,600	8,324
Enel Finance International SA 4.75% 2047[2]	4,218	5,247
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[1,2]	10,000	11,413
Energy Transfer Operating LP 5.00% 2050	27,406	31,676
Energy Transfer Partners LP 4.20% 2027	6,690	7,406
Energy Transfer Partners LP 5.30% 2047	550	645
Energy Transfer Partners LP 6.00% 2048	3,997	5,080
Energy Transfer Partners LP 6.25% 2049	3,856	5,075
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[1]	800	835
Enfragen Energia Sur SA 5.375% 2030[2]	400	393
ENN Clean Energy International Investment, Ltd. 3.375% 2026[2]	1,600	1,613
ENN Energy Holdings, Ltd. 2.625% 2030[2]	15,445	15,333
Entergy Louisiana, LLC 2.90% 2051	1,250	1,222
Enterprise Products Operating LLC 3.20% 2052	1,757	1,704
EQM Midstream Partners LP 6.50% 2027[2]	1,310	1,475
EQT Corp. 5.00% 2029	65	73
EQT Corp. 7.50% 2030[1]	317	408
Equinix, Inc. 2.15% 2030	8,862	8,698
Equinix, Inc. 3.00% 2050	3,418	3,251
Equinix, Inc. 2.95% 2051	1,750	1,648
Essex Portfolio LP 3.25% 2023	2,870	2,976
Essex Portfolio LP 3.875% 2024	3,360	3,595
Ethiopia (Federal Democratic Republic of) 6.625% 2024	11,450	9,967
European Investment Bank 2.25% 2022	4,600	4,646
Extra Space Storage, Inc. 2.35% 2032	492	481
Exxon Mobil Corp. 2.019% 2024	5,380	5,600
Exxon Mobil Corp. 2.44% 2029	1,617	1,687
Exxon Mobil Corp. 2.61% 2030	980	1,027
Exxon Mobil Corp. 3.452% 2051	533	568
Fannie Mae Pool #FM1465 3.00% 2030[4]	114	121
Fannie Mae Pool #BK0499 3.00% 2034[4]	294	310
Fannie Mae Pool #MA3384 4.00% 2048[4]	37	40
Fannie Mae Pool #FM3217 3.50% 2050[4]	17,369	18,624
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[4,6]	—[9]	—[9]
Fertitta Entertainment, Inc. 6.75% 2024[2]	950	952
Fidelity National Information Services, Inc. 3.10% 2041	452	458
First Quantum Minerals, Ltd. 6.50% 2024[2]	613	621
First Quantum Minerals, Ltd. 6.875% 2026[2]	587	611
First Quantum Minerals, Ltd. 6.875% 2027[2]	1,250	1,324
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[2]	1,170	1,155
FirstEnergy Corp. 3.35% 2022[1]	10,000	10,131
FirstEnergy Corp. 2.05% 2025	11,325	11,473
FirstEnergy Corp. 1.60% 2026	7,525	7,461
FirstEnergy Corp. 4.40% 2027[1]	8,588	9,429
FirstEnergy Corp. 3.50% 2028[2]	1,425	1,530
FirstEnergy Corp. 2.25% 2030	2,500	2,417
Capital World Bond Fund — Page 18 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 2.65% 2030	$7,144	$7,126
FirstEnergy Corp. 7.375% 2031	867	1,187
FirstEnergy Transmission LLC 2.866% 2028[2]	1,700	1,776
Fiserv, Inc. 2.25% 2027	3,860	3,984
Five Corners Funding Trust II 2.85% 2030[2]	3,500	3,661
Florida Power & Light Company 2.85% 2025	1,600	1,699
FMG Resources 4.375% 2031[2]	1,125	1,164
Foot Locker, Inc. 4.00% 2029[2]	280	281
Ford Motor Credit Company LLC 5.125% 2025	3,780	4,111
Ford Motor Credit Company LLC 4.542% 2026	1,370	1,479
Ford Motor Credit Company LLC 3.815% 2027	2,550	2,649
Ford Motor Credit Company LLC 4.125% 2027	650	690
Ford Motor Credit Company LLC 2.90% 2028	250	250
Ford Motor Credit Company LLC 4.00% 2030	1,915	1,994
Freddie Mac Pool #SI2002 4.00% 2048[4]	211	227
Freddie Mac Pool #SD8158 3.50% 2051[4]	230	245
Freddie Mac Pool #SD8164 3.50% 2051[4]	172	183
Freedom Mortgage Corp. 7.625% 2026[2]	800	816
Freeport-McMoRan, Inc. 5.45% 2043	635	783
Fresnillo PLC 4.25% 2050[2]	2,560	2,657
Front Range BidCo, Inc. 6.125% 2028[2]	1,000	1,015
Frontier Communications Corp. 5.875% 2027[2]	1,025	1,090
Frontier Communications Corp. 5.00% 2028[2]	927	975
Frontier Communications Corp. 6.75% 2029[2]	1,208	1,275
Frontier Communications Holdings, LLC 5.875% 2029	2,625	2,660
FS Energy and Power Fund 7.50% 2023[2]	3,965	4,119
FXI Holdings, Inc. 7.875% 2024[2]	432	441
FXI Holdings, Inc. 12.25% 2026[2]	2,480	2,819
Gabonese Republic 6.95% 2025	1,750	1,898
Gabonese Republic 6.625% 2031[2]	325	321
GC Treasury Center Co., Ltd. 2.98% 2031[2]	550	559
GE Capital Funding, LLC 4.05% 2027	200	225
GE Capital Funding, LLC 4.40% 2030	1,446	1,676
General Dynamics Corp. 1.15% 2026	2,790	2,806
General Dynamics Corp. 3.625% 2030	3,600	4,035
General Electric Capital Corp. 3.373% 2025	3,750	4,067
General Electric Capital Corp. 4.418% 2035	600	721
General Electric Co. 3.45% 2027	1,250	1,372
General Electric Co. 3.625% 2030	2,000	2,224
General Motors Company 6.80% 2027	538	672
General Motors Financial Co. 3.55% 2022	1,850	1,894
General Motors Financial Co. 2.90% 2025	1,720	1,805
General Motors Financial Co. 1.50% 2026	1,000	994
General Motors Financial Co. 4.00% 2026	1,000	1,102
General Motors Financial Co. 2.40% 2028	13,300	13,425
General Motors Financial Co. 2.70% 2031	1,150	1,147
Genesis Energy, LP 8.00% 2027	2,027	2,055
Georgia (Repulbic of) 2.75% 2026[2]	2,535	2,572
Ghana (Republic of) 6.375% 2027[2]	480	453
GlaxoSmithKline PLC 3.625% 2025	205	224
GlaxoSmithKline PLC 3.875% 2028	718	813
GlaxoSmithKline PLC 3.375% 2029	845	931
Glencore Funding LLC 1.625% 2026[2]	14,481	14,421
Glencore Funding LLC 2.625% 2031[2]	3,800	3,723
Global Payments, Inc. 2.90% 2030	4,027	4,158
Capital World Bond Fund — Page 19 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Gol Finance SA 8.00% 2026[2]	$410	$413
Goldman Sachs Group, Inc. 3.20% 2023	2,979	3,087
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	5,926	5,906
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[1]	3,625	3,498
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	6,885	6,821
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	15,346	15,542
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[1]	3,836	3,787
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[1]	3,349	3,465
GPC Merger Sub, Inc. 7.125% 2028[2]	540	574
GPS Hospitality Holding Co. LLC 7.00% 2028[2]	235	234
Gray Oak Pipeline, LLC 3.45% 2027[2]	2,486	2,623
Grifols Escrow Issuer SA 4.75% 2028[2]	200	205
Groupe BPCE SA 5.70% 2023[2]	850	932
Groupe BPCE SA 5.15% 2024[2]	5,000	5,527
Grupo Energia Bogota SA ESP 4.875% 2030[2]	3,800	4,306
Guara Norte SARL 5.198% 2034	4,322	4,350
Guara Norte SARL 5.198% 2034[2]	348	350
Harsco Corp. 5.75% 2027[2]	945	980
Hartford Financial Services Group, Inc. 2.90% 2051	614	594
Harvest Midstream I, LP 7.50% 2028[2]	882	941
HCA, Inc. 5.625% 2028	1,390	1,655
HCA, Inc. 3.50% 2030	50	53
HCA, Inc. 5.25% 2049	675	863
HealthEquity, Inc. 4.50% 2029[2]	235	239
Hexion, Inc. 7.875% 2027[2]	2,070	2,212
Hightower Holding, LLC 6.75% 2029[2]	1,255	1,288
Hilcorp Energy I, LP 5.75% 2029[2]	1,115	1,147
Hilcorp Energy I, LP 6.00% 2031[2]	480	494
Hilton Grand Vacations Borrower 5.00% 2029[2]	1,500	1,532
Hilton Worldwide Holdings, Inc. 4.00% 2031[2]	810	823
Home Depot, Inc. 2.95% 2029	6,999	7,558
Home Depot, Inc. 4.50% 2048	863	1,109
Home Depot, Inc. 2.375% 2051	1,073	971
Honduras (Republic of) 5.625% 2030[2]	13,260	13,857
Honeywell International, Inc. 2.30% 2024	700	734
Honeywell International, Inc. 2.70% 2029	908	965
Howard Hughes Corp. 5.375% 2028[2]	1,997	2,107
Howard Hughes Corp. 4.125% 2029[2]	325	326
Howard Hughes Corp. 4.375% 2031[2]	250	252
HSBC Holdings PLC 4.95% 2030	2,300	2,737
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[1]	9,400	9,646
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.15%) 1.275% 2022[6]	400	373
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 0.185%) 1.979% 2022[6]	28,693	27,940
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.253% 2023[6]	4,776	4,400
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 1.325%) 1.463% 2023[6]	1,272	1,159
Huarong Finance 2019 Co., Ltd. 3.75% 2024	750	715
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.372% 2025[6]	1,334	1,161
Huarong Finance 2017 Co., Ltd. 4.75% 2027	5,137	4,854
Huarong Finance 2019 Co., Ltd. 3.875% 2029	1,520	1,334
Huarong Finance 2019 Co., Ltd. 4.50% 2029	4,332	3,996
Huarong Finance 2019 Co., Ltd. 3.375% 2030	1,496	1,268
Huarong Finance II Co., Ltd. 5.00% 2025	3,769	3,684
Huarong Finance II Co., Ltd. 5.50% 2025	3,287	3,262
Huarong Finance II Co., Ltd. 4.625% 2026	2,469	2,364
Huarong Finance II Co., Ltd. 4.875% 2026	3,058	2,962
Capital World Bond Fund — Page 20 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
HUB International, Ltd. 7.00% 2026[2]	$1,940	$2,008
Hungary (Republic of) 2.125% 2031[2]	42,435	41,852
Hungary (Republic of) 3.125% 2051[2]	9,275	9,152
Huntsman International LLC 2.95% 2031	76	78
Hyundai Capital America 3.25% 2022[2]	2,104	2,157
Hyundai Capital America 0.875% 2024[2]	8,710	8,667
Hyundai Capital America 1.80% 2025[2]	666	673
Hyundai Capital America 1.50% 2026[2]	8,175	8,091
Hyundai Capital America 1.65% 2026[2]	1,100	1,091
Hyundai Capital America 2.375% 2027[2]	8,548	8,669
Hyundai Capital America 2.00% 2028[2]	4,375	4,301
Hyundai Capital America 2.10% 2028[2]	350	345
ICBCIL Finance Co., Ltd. 3.625% 2027	530	570
Independence Energy Finance LLC 7.25% 2026[2]	850	877
Ingles Markets, Inc. 4.00% 2031[2]	1,475	1,496
Instituto Costarricense de Electricidad 6.75% 2031[2]	295	292
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 4.75%) 5.75% 2022[5,6]	1,523	1,531
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 5.50%) 6.50% 2022[5,6]	—[9]	—[9]
International Flavors & Fragrances, Inc. 1.23% 2025[2]	2,500	2,480
International Flavors & Fragrances, Inc. 1.832% 2027[2]	844	846
International Flavors & Fragrances, Inc. 2.30% 2030[2]	1,500	1,488
International Flavors & Fragrances, Inc. 3.268% 2040[2]	1,000	1,035
International Flavors & Fragrances, Inc. 3.468% 2050[2]	1,750	1,840
International Game Technology PLC 6.50% 2025[2]	1,235	1,380
Interstate Power and Light Co. 2.30% 2030	4,150	4,172
Intesa Sanpaolo SpA 3.25% 2024[2]	9,500	10,036
Invitation Homes Operating Partnership LP 2.00% 2031	1,703	1,637
IPALCO Enterprises, Inc. 3.70% 2024	275	294
Iraq (Republic of) 6.752% 2023[2]	2,200	2,242
Iron Mountain, Inc. 5.25% 2030[2]	897	953
Israel (State of) 2.50% 2030	21,810	22,812
Israel (State of) 2.75% 2030	3,540	3,768
Israel (State of) 3.375% 2050	8,310	8,833
Israel (State of) 3.875% 2050	3,895	4,447
Jersey Central Power & Light Co. 4.30% 2026[2]	560	617
Johnson & Johnson 1.30% 2030	1,822	1,758
Jordan (Hashemite Kingdom of) 4.95% 2025	800	836
Jordan (Hashemite Kingdom of) 5.85% 2030[2]	1,300	1,352
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	15,529	15,570
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[1]	15,010	17,523
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[1]	293	297
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[1]	4,498	4,720
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.25% 2026[5,6]	440	441
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	3,740	3,769
Kazakhstan (Republic of) 6.50% 2045	500	724
Kennedy-Wilson Holdings, Inc. 4.75% 2029	1,500	1,528
Kennedy-Wilson Holdings, Inc. 4.75% 2030	865	879
Kennedy-Wilson Holdings, Inc. 5.00% 2031	1,095	1,121
Kenya (Republic of) 6.875% 2024	9,500	10,427
Kenya (Republic of) 6.30% 2034[2]	300	297
Kenya (Republic of) 8.25% 2048	550	596
Keurig Dr Pepper, Inc. 3.20% 2030	853	919
Keurig Dr Pepper, Inc. 5.085% 2048	1,825	2,424
Kimberly-Clark Corp. 3.10% 2030	668	732
Capital World Bond Fund — Page 21 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 5.20% 2048	$1,110	$1,388
Kinder Morgan, Inc. 3.60% 2051	3,258	3,300
Kraft Heinz Company 3.875% 2027	1,400	1,529
Kraft Heinz Company 4.25% 2031	45	51
Kraft Heinz Company 4.625% 2039	120	140
Kraft Heinz Company 5.00% 2042	1,550	1,904
Kraft Heinz Company 5.20% 2045	830	1,041
Kraft Heinz Company 4.375% 2046	145	165
Kraft Heinz Company 4.875% 2049	35	43
Kronos Acquisition Holdings, Inc. 5.00% 2026[2]	610	610
Kronos Acquisition Holdings, Inc. 7.00% 2027[2]	1,775	1,704
L3Harris Technologies, Inc. 1.80% 2031	1,575	1,521
LABL Escrow Issuer, LLC 10.50% 2027[2]	20	22
Laboratory Corporation of America Holdings 2.70% 2031	2,500	2,558
LCM Investments Holdings II, LLC 4.875% 2029[2]	71	73
LD Holdings Group LLC 6.125% 2028[2]	301	284
Leader Goal International, Ltd. 4.25% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.919% on 1/19/2023)[1]	1,250	1,285
Ligado Networks LLC 15.50% PIK 2023[2,7]	1,130	1,097
Ligado Networks LLC 17.50% PIK 2024[2,7]	382	290
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]	4,757	5,574
Lima Metro Line 2 Finance, Ltd. 5.875% 2034	3,700	4,336
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[2]	3,261	3,492
Limited Brands, Inc. 6.625% 2030[2]	235	267
Limited Brands, Inc. 6.875% 2035	478	600
Limited Brands, Inc. 6.75% 2036	12	15
Lithuania (Republic of) 6.625% 2022[2]	2,000	2,042
Lloyds Banking Group PLC 3.75% 2027	6,770	7,449
Lowe’s Companies, Inc. 1.70% 2030	1,000	957
Lowe’s Companies, Inc. 4.05% 2047	387	445
Lowe’s Companies, Inc. 3.00% 2050	1,082	1,057
LPL Holdings, Inc. 4.625% 2027[2]	1,320	1,371
LPL Holdings, Inc. 4.375% 2031[2]	655	685
LSB Industries, Inc. 9.625% 2023[2]	4,675	4,874
LSB Industries, Inc. 6.25% 2028[2]	745	752
LSC Communications, Inc. 8.75% 2023[2,8,10,11]	2,502	58
LYB International Finance III, LLC 1.25% 2025	484	484
LYB International Finance III, LLC 2.25% 2030	913	915
LYB International Finance III, LLC 3.375% 2030	500	544
LYB International Finance III, LLC 3.375% 2040	1,000	1,040
LYB International Finance III, LLC 3.625% 2051	2,409	2,537
Mallinckrodt PLC 10.00% 2025[2]	5,290	5,708
Marsh & McLennan Companies, Inc. 3.875% 2024	370	398
Marsh & McLennan Companies, Inc. 4.375% 2029	160	186
Marsh & McLennan Companies, Inc. 2.25% 2030	351	354
Marsh & McLennan Companies, Inc. 4.75% 2039	500	631
Marsh & McLennan Companies, Inc. 4.90% 2049	1,000	1,348
Masco Corp. 1.50% 2028	1,033	1,006
Masco Corp. 2.00% 2031	994	963
Masco Corp. 3.125% 2051	653	642
Mastercard, Inc. 1.90% 2031	1,550	1,557
Mastercard, Inc. 2.95% 2051	3,727	3,856
Match Group Holdings II, LLC 3.625% 2031[2]	200	198
McDonald’s Corp. 2.125% 2030	1,649	1,666
Medical Properties Trust, Inc. 3.50% 2031	1,059	1,082
Capital World Bond Fund — Page 22 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Meituan Dianping 2.125% 2025	$10,930	$10,619
Meituan Dianping 3.05% 2030[2]	1,665	1,545
Melco International Development, Ltd. 5.75% 2028[2]	540	553
Mercer International, Inc. 5.125% 2029	685	700
Merck & Co., Inc. 1.45% 2030	1,461	1,412
Methanex Corp. 5.125% 2027	50	54
Methanex Corp. 5.65% 2044	200	216
MetLife, Inc. 4.55% 2030	1,750	2,085
Metropolitan Life Global Funding I 3.45% 2021[2]	2,500	2,501
Metropolitan Life Global Funding I 3.375% 2022[2]	500	504
Metropolitan Life Global Funding I 1.95% 2023[2]	1,000	1,021
Metropolitan Life Global Funding I 0.95% 2025[2]	666	658
Metropolitan Life Global Funding I 3.45% 2026[2]	2,310	2,542
Metropolitan Life Global Funding I 3.00% 2027[2]	1,150	1,240
Metropolitan Life Global Funding I 1.55% 2031[2]	571	543
Mexico City Airport Trust 4.25% 2026	1,278	1,365
Mexico City Airport Trust 3.875% 2028	1,672	1,725
Mexico City Airport Trust 5.50% 2046	2,675	2,719
Mexico City Airport Trust 5.50% 2047	2,947	3,016
Mexico City Airport Trust 5.50% 2047[2]	287	294
MGM Growth Properties LLC 3.875% 2029[2]	140	149
MicroStrategy, Inc. 6.125% 2028[2]	350	354
MidAmerican Energy Holdings Co. 2.70% 2052	1,184	1,140
Midas Intermediate Holdco II, LLC 7.875% 2022[2]	125	103
Midas OpCo Holdings LLC 5.625% 2029[2]	1,035	1,072
MidCap Financial Issuer Trust 6.50% 2028[2]	800	837
Mitsubishi UFJ Financial Group, Inc. 2.623% 2022	8,000	8,148
Mohegan Gaming & Entertainment 8.00% 2026[2]	2,025	2,113
Molina Healthcare, Inc. 4.375% 2028[2]	135	141
Molina Healthcare, Inc. 3.875% 2030[2]	460	481
MoneyGram International, Inc. 5.375% 2026[2]	325	330
Mongolia (State of) 8.75% 2024	648	736
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[1]	14,750	14,496
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	10,772	10,810
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,604	1,540
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[1]	3,674	3,613
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 5.75% 2026[5,6]	130	130
Movida Europe SA 5.25% 2031[2]	4,770	4,646
Mozambique (Republic of) 5.00% 2031 (9.00% on 9/15/2023)[1]	2,100	1,817
Mozart Debt Merger Sub, Inc. 3.875% 2029[2]	430	430
Mozart Debt Merger Sub, Inc. 5.25% 2029[2]	1,365	1,365
MPLX LP 2.65% 2030	9,007	9,045
MPLX LP 5.50% 2049	22,015	27,956
MSCI, Inc. 3.625% 2031[2]	900	938
MSCI, Inc. 3.875% 2031[2]	1,290	1,355
MV24 Capital BV 6.748% 2034	8,469	8,958
National Financial Partners Corp. 6.875% 2028[2]	1,578	1,613
National Grid PLC 3.15% 2027[2]	1,105	1,178
Navient Corp. 5.50% 2023	1,941	2,031
Navient Corp. 5.875% 2024	2,500	2,672
Navient Corp. 6.125% 2024	187	200
Navient Corp. 4.875% 2028	530	535
NBM US Holdings, Inc. 7.00% 2026[2]	9,816	10,456
NCL Corp., Ltd. 3.625% 2024[2]	1,180	1,122
NCL Corp., Ltd. 5.875% 2026[2]	700	718
Capital World Bond Fund — Page 23 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
NCR Corp. 5.125% 2029[2]	$1,350	$1,394
Neiman Marcus Group, LLC 7.125% 2026[2]	1,160	1,233
Nestlé Holdings, Inc. 0.625% 2026[2]	6,692	6,550
Nestlé Holdings, Inc. 1.00% 2027[2]	4,275	4,164
Nestlé Holdings, Inc. 1.15% 2027[2]	2,650	2,630
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[5,6]	2,859	2,870
Netflix, Inc. 4.875% 2028	925	1,067
New Fortress Energy, Inc. 6.75% 2025[2]	925	892
New Fortress Energy, Inc. 6.50% 2026[2]	2,785	2,667
New York Life Global Funding 2.30% 2022[2]	3,000	3,044
New York Life Global Funding 0.95% 2025[2]	842	840
New York Life Global Funding 0.85% 2026[2]	1,750	1,725
New York Life Global Funding 1.20% 2030[2]	11,502	10,792
New York Life Global Funding 1.85% 2031[2]	1,000	975
New York Life Insurance Company 3.75% 2050[2]	2,315	2,597
New York State Electric & Gas Corp. 3.25% 2026[2]	3,000	3,241
Newcrest Finance Pty, Ltd. 3.25% 2030[2]	3,070	3,266
Newcrest Finance Pty, Ltd. 4.20% 2050[2]	471	540
Newell Rubbermaid, Inc. 4.70% 2026	570	629
Newell Rubbermaid, Inc. 5.875% 2036[1]	550	684
Nexstar Broadcasting, Inc. 4.75% 2028[2]	797	828
Nexstar Escrow Corp. 5.625% 2027[2]	780	826
NextEra Energy Capital Holdings, Inc. 1.90% 2028	7,850	7,860
NGL Energy Operating LLC 7.50% 2026[2]	2,575	2,627
NGL Energy Partners LP 7.50% 2023	2,032	1,978
Niagara Mohawk Power Corp. 4.278% 2034[2]	3,000	3,444
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[2]	730	758
NIKE, Inc. 3.375% 2050	3,450	3,856
Norfolk Southern Corp. 3.05% 2050	816	815
Northern Oil and Gas, Inc. 8.125% 2028[2]	1,215	1,300
Northern States Power Co. 2.25% 2031	3,079	3,136
Northern States Power Co. 2.60% 2051	1,250	1,187
Northrop Grumman Corp. 3.25% 2028	3,145	3,405
Northrop Grumman Corp. 5.25% 2050	1,098	1,542
Northwestern Mutual Global Funding 0.80% 2026[2]	889	874
Nova Chemicals Corp. 4.25% 2029[2]	650	651
Novartis Capital Corp. 2.20% 2030	2,555	2,621
Novelis Corp. 3.25% 2026[2]	800	812
Novelis Corp. 4.75% 2030[2]	770	812
Novelis Corp. 3.875% 2031[2]	105	104
Nuveen, LLC 4.00% 2028[2]	545	619
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]	600	625
Oasis Petroleum, Inc. 6.375% 2026[2]	680	713
Occidental Petroleum Corp. 5.875% 2025	960	1,077
Occidental Petroleum Corp. 8.00% 2025	420	502
Occidental Petroleum Corp. 6.375% 2028	1,725	2,020
Occidental Petroleum Corp. 3.50% 2029	670	682
Occidental Petroleum Corp. 6.125% 2031	470	565
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	7,560	7,770
Oleoducto Central SA 4.00% 2027[2]	20,945	21,600
Oleoducto Central SA 4.00% 2027	4,602	4,746
Oman (Sultanate of) 6.25% 2031[2]	2,400	2,573
ONEOK, Inc. 4.00% 2027	84	93
ONEOK, Inc. 4.55% 2028	28	32
Capital World Bond Fund — Page 24 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 4.35% 2029	$49	$55
ONEOK, Inc. 3.10% 2030	918	959
ONEOK, Inc. 6.35% 2031	1,868	2,394
ONEOK, Inc. 4.95% 2047	282	334
ONEOK, Inc. 5.20% 2048	3,881	4,707
ONEOK, Inc. 4.45% 2049	23,173	25,949
ONEOK, Inc. 7.15% 2051	1,831	2,658
Oracle Corp. 2.65% 2026	9,890	10,428
Oracle Corp. 3.25% 2027	8,084	8,778
Oracle Corp. 2.875% 2031	3,286	3,384
Oracle Corp. 3.60% 2050	2,475	2,483
Oracle Corp. 3.95% 2051	2,613	2,761
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[2,4,6]	3,286	3,301
Otis Worldwide Corp. 2.056% 2025	1,000	1,034
Otis Worldwide Corp. 2.565% 2030	2,000	2,055
Otis Worldwide Corp. 3.362% 2050	500	524
Oversea-Chinese Banking Corp., Ltd. 1.832% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[1,2]	6,017	6,008
Owens & Minor, Inc. 4.375% 2024	1,985	2,110
Pacific Gas and Electric Co. 3.15% 2026	11,254	11,634
Pacific Gas and Electric Co. 2.10% 2027	8,408	8,211
Pacific Gas and Electric Co. 3.30% 2027	3,339	3,469
Pacific Gas and Electric Co. 3.00% 2028	21,190	21,578
Pacific Gas and Electric Co. 4.65% 2028	11,414	12,490
Pacific Gas and Electric Co. 4.55% 2030	6,216	6,726
Pacific Gas and Electric Co. 2.50% 2031	25,992	24,760
Pacific Gas and Electric Co. 3.25% 2031	6,318	6,303
Pacific Gas and Electric Co. 3.30% 2040	19,545	18,064
Pacific Gas and Electric Co. 3.75% 2042	3,399	3,086
Pacific Gas and Electric Co. 3.50% 2050	6,400	5,833
Pakistan (Islamic Republic of) 5.50% 2021[2]	11,350	11,354
Pakistan (Islamic Republic of) 5.50% 2021	9,120	9,123
Pakistan (Islamic Republic of) 5.625% 2022	35,849	36,735
Pakistan (Islamic Republic of) 6.00% 2026[2]	410	408
Panama (Republic of) 3.75% 2026[2]	1,305	1,404
Panama (Republic of) 4.50% 2056	1,139	1,243
Panama (Republic of) 3.87% 2060	960	942
Panama Bonos Del Tesoro 3.362% 2031	800	808
Panther BF Aggregator 2, LP 6.25% 2026[2]	154	162
Panther BF Aggregator 2, LP 8.50% 2027[2]	385	410
Paraguay (Republic of) 5.00% 2026	1,450	1,615
Paraguay (Republic of) 4.70% 2027[2]	1,705	1,897
Paraguay (Republic of) 4.70% 2027	475	528
Paraguay (Republic of) 2.739% 2033[2]	5,620	5,416
Paraguay (Republic of) 5.60% 2048[2]	10,450	12,148
Paraguay (Republic of) 5.40% 2050[2]	8,110	9,347
Park Intermediate Holdings LLC 4.875% 2029[2]	480	495
Parker-Hannifin Corp. 3.25% 2029	70	75
Party City Holdings, Inc. 8.75% 2026[2]	2,196	2,300
PayPal Holdings, Inc. 2.85% 2029	2,995	3,198
PayPal Holdings, Inc. 2.30% 2030	4,178	4,284
PayPal Holdings, Inc. 3.25% 2050	879	950
Performance Food Group, Inc. 4.25% 2029[2]	155	156
Peru (Republic of) 2.392% 2026	940	961
Petróleos Mexicanos 4.875% 2022	5,060	5,121
Capital World Bond Fund — Page 25 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 4.625% 2023	$1,990	$2,071
Petróleos Mexicanos 6.875% 2025[2]	10,339	11,334
Petróleos Mexicanos 6.875% 2025	1,205	1,321
Petróleos Mexicanos 6.875% 2026	23,050	25,098
Petróleos Mexicanos 6.49% 2027	370	391
Petróleos Mexicanos 6.50% 2027	3,740	3,955
Petróleos Mexicanos 5.35% 2028	455	449
Petróleos Mexicanos 6.50% 2029	543	559
Petróleos Mexicanos 6.84% 2030	10,368	10,723
Petróleos Mexicanos 6.35% 2048	2,785	2,358
Petróleos Mexicanos 7.69% 2050	500	474
Petróleos Mexicanos 6.95% 2060	776	679
PETRONAS Capital, Ltd. 3.50% 2030[2]	2,215	2,401
PETRONAS Capital, Ltd. 4.55% 2050[2]	4,685	5,757
Pfizer, Inc. 2.75% 2026	915	986
Pfizer, Inc. 1.70% 2030	7,259	7,163
PG&E Corp. 5.00% 2028	2,660	2,713
PGT Innovations, Inc. 4.375% 2029[2]	480	484
Philip Morris International, Inc. 2.875% 2024	5,750	6,069
Philip Morris International, Inc. 1.75% 2030	503	485
Philip Morris International, Inc. 2.10% 2030	4,939	4,911
Philippines (Republic of) 6.375% 2032	2,190	2,957
Philippines (Republic of) 6.375% 2034	2,320	3,209
Pioneer Natural Resources Company 1.125% 2026	458	452
Pioneer Natural Resources Company 1.90% 2030	2,990	2,863
Pioneer Natural Resources Company 2.15% 2031	876	852
Plains All American Pipeline LP 3.80% 2030	2,705	2,890
Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.75% 2024[5,6]	970	951
PLDT, Inc. 2.50% 2031	380	381
PLDT, Inc. 3.45% 2050	510	519
Post Holdings, Inc. 5.625% 2028[2]	760	799
Post Holdings, Inc. 4.625% 2030[2]	805	812
Power Financial Corp., Ltd. 4.50% 2029	1,170	1,242
Power Financial Corp., Ltd. 3.35% 2031	6,950	6,814
Praxair, Inc. 1.10% 2030	676	631
Praxair, Inc. 2.00% 2050	512	441
Precision Drilling Corp. 7.125% 2026[2]	572	589
Procter & Gamble Company 0.55% 2025	1,792	1,768
Procter & Gamble Company 1.00% 2026	403	404
Procter & Gamble Company 1.20% 2030	1,685	1,604
Prudential Financial, Inc. 3.905% 2047	250	290
Prudential Financial, Inc. 4.35% 2050	1,950	2,446
Prudential Financial, Inc. 3.70% 2051	250	285
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[1]	1,750	2,050
PT Bank Negara Indonesia (Persero) Tbk 3.75% 2026	21,270	21,871
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	11,920	12,067
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	3,575	3,595
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[2]	1,030	1,262
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	4,160	4,789
PTT Exploration and Production PCL 2.587% 2027[2]	1,460	1,513
Public Service Electric and Gas Co. 3.00% 2025	618	657
Public Service Electric and Gas Co. 2.05% 2050	2,700	2,328
Public Storage 2.30% 2031	759	769
Qatar (State of) 4.50% 2022[2]	3,500	3,545
Qatar (State of) 3.875% 2023[2]	1,855	1,954
Capital World Bond Fund — Page 26 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Qatar (State of) 3.40% 2025	$19,930	$21,497
Qatar (State of) 3.40% 2025[2]	8,810	9,503
Qatar (State of) 4.50% 2028[2]	10,775	12,585
Qatar (State of) 4.00% 2029[2]	1,661	1,891
Qatar (State of) 4.00% 2029	675	769
Qatar (State of) 5.103% 2048[2]	2,495	3,316
Qatar (State of) 4.40% 2050[2]	2,145	2,622
Qatar Petroleum 1.375% 2026[2]	9,645	9,586
Qatar Petroleum 3.125% 2041[2]	23,640	23,674
Qatar Petroleum 3.30% 2051[2]	4,710	4,767
Radiology Partners, Inc. 9.25% 2028[2]	1,339	1,442
Range Resources Corp. 8.25% 2029[2]	1,200	1,352
Raptor Acquisition Corp. 4.875% 2026[2]	2,150	2,198
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 4.75% 2026[5,6]	585	587
Raytheon Technologies Corp. 1.90% 2031	689	669
Raytheon Technologies Corp. 2.82% 2051	750	712
Real Hero Merger Sub 2, Inc. 6.25% 2029[2]	125	130
Realogy Corp. 5.75% 2029[2]	655	680
Regeneron Pharmaceuticals, Inc. 1.75% 2030	5,949	5,665
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[2,4,6]	445	445
Reverse Mortgage Investment Trust, Series 2020-1, Class M3, 2.964% 2030[2,4,6]	1,275	1,276
Reynolds American, Inc. 5.85% 2045	3,540	4,254
RLJ Lodging Trust, LP 4.00% 2029[2]	270	270
Rockcliff Energy II LLC 5.50% 2029[2]	190	193
Roller Bearing Company of America, Inc. 4.375% 2029[2]	130	133
Roper Technologies, Inc. 1.75% 2031	2,500	2,386
Royal Bank of Canada 1.20% 2026	14,600	14,516
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1]	11,500	13,167
Royal Caribbean Cruises, Ltd. 11.50% 2025[2]	298	340
RP Escrow Issuer, LLC 5.25% 2025[2]	430	443
Russian Federation 4.75% 2026	2,000	2,254
Russian Federation 4.25% 2027	9,600	10,710
Russian Federation 4.375% 2029	19,400	22,005
Russian Federation 4.375% 2029[2]	400	454
Russian Federation 5.10% 2035	1,000	1,199
Russian Federation 5.25% 2047	1,200	1,523
Rwanda (Republic of) 5.50% 2031[2]	1,000	1,044
SA Global Sukuk, Ltd. 0.946% 2024[2]	955	947
SA Global Sukuk, Ltd. 1.602% 2026[2]	2,690	2,677
SA Global Sukuk, Ltd. 2.694% 2031[2]	13,615	13,757
Sabine Pass Liquefaction, LLC 4.50% 2030	3,833	4,421
salesforce.com, inc. 1.95% 2031	875	872
salesforce.com, inc. 2.70% 2041	375	374
salesforce.com, inc. 2.90% 2051	600	600
salesforce.com, inc. 3.05% 2061	2,650	2,687
San Diego Gas & Electric Co. 2.95% 2051	5,625	5,582
Sands China, Ltd. 3.80% 2026	1,065	1,099
Sands China, Ltd. 2.30% 2027[2]	600	581
Sands China, Ltd. 4.375% 2030	1,655	1,730
Santander Holdings USA, Inc. 3.244% 2026	19,225	20,551
Saudi Arabia (Kingdom of) 2.894% 2022[2]	8,800	8,917
Saudi Arabia (Kingdom of) 3.25% 2026	1,700	1,835
Saudi Arabia (Kingdom of) 3.625% 2028[2]	16,280	17,906
Saudi Arabia (Kingdom of) 3.625% 2028	5,800	6,379
Capital World Bond Fund — Page 27 of 45

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Saudi Arabian Oil Co. 1.625% 2025[2]	$2,320	$2,323
Scentre Group 3.25% 2025[2]	1,395	1,486
Scentre Group 3.50% 2025[2]	956	1,019
Scentre Group 3.75% 2027[2]	2,020	2,220
Scientific Games Corp. 8.625% 2025[2]	750	813
Scientific Games Corp. 8.25% 2026[2]	2,680	2,848
Scientific Games Corp. 7.25% 2029[2]	140	157
SCIH Salt Holdings, Inc. 4.875% 2028[2]	615	619
SCIH Salt Holdings, Inc. 6.625% 2029[2]	1,250	1,202
Scotts Miracle-Gro Co. 4.50% 2029	650	680
Scotts Miracle-Gro Co. 4.375% 2032[2]	520	525
Service Properties Trust 5.50% 2027	485	517
ServiceNow, Inc. 1.40% 2030	10,473	9,830
Shell International Finance BV 3.50% 2023	6,611	7,030
Shell International Finance BV 3.875% 2028	2,750	3,130
Shell International Finance BV 2.375% 2029	3,990	4,147
Shell International Finance BV 2.75% 2030	870	924
Shell International Finance BV 3.125% 2049	1,170	1,212
Sherwin-Williams Company 2.75% 2022	73	74
Sherwin-Williams Company 3.45% 2027	1,892	2,079
Sherwin-Williams Company 2.95% 2029	500	531
Sherwin-Williams Company 2.30% 2030	849	858
Sherwin-Williams Company 4.50% 2047	500	607
Sherwin-Williams Company 3.80% 2049	250	281
Sherwin-Williams Company 3.30% 2050	750	779
Siam Commercial Bank Public Co., Ltd. 3.90% 2024	1,210	1,291
Simmons Foods, Inc. 4.625% 2029[2]	802	809
Sinopec Group Overseas Development (2018), Ltd. 1.45% 2026[2]	1,775	1,770
Sinopec Group Overseas Development (2018), Ltd. 2.30% 2031[2]	300	297
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[2]	400	391
Sirius XM Radio, Inc. 3.125% 2026[2]	500	508
Sirius XM Radio, Inc. 4.00% 2028[2]	2,025	2,062
Sirius XM Radio, Inc. 3.875% 2031[2]	825	807
SK hynix, Inc. 1.50% 2026[2]	952	940
SK hynix, Inc. 2.375% 2031[2]	894	868
SM Energy Co. 6.50% 2028	200	207
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[5,6]	775	778
Southern California Edison Co. 2.85% 2029	1,100	1,142
Southern California Edison Co. 2.25% 2030	7,500	7,371
Southern California Edison Co. 3.65% 2050	2,004	2,051
Southern California Edison Co. 2.95% 2051	4,093	3,745
Southern California Edison Co. 3.65% 2051	1,581	1,626
Southwestern Energy Co. 6.45% 2025[1]	530	584
Southwestern Energy Co. 7.75% 2027	165	178
Southwestern Energy Co. 8.375% 2028	307	348
Southwestern Energy Co. 5.375% 2030	1,290	1,394
Sprint Corp. 7.625% 2026	1,262	1,531
Sprint Corp. 6.875% 2028	3,765	4,824
Square, Inc. 2.75% 2026[2]	125	127
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	71,851	64,666
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	10,896	7,235
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[2]	214	142
Sri Lanka (Democratic Socialist Republic of) 7.85% 2029	659	406
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	2,116	1,297
State Bank of India 3.25% 2022	460	464
Capital World Bond Fund — Page 28 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
State Bank of India 4.50% 2023	$2,070	$2,210
State Grid Overseas Investment, Ltd. 3.50% 2027[2]	2,000	2,198
Statoil ASA 3.25% 2024	1,050	1,129
Stellantis Finance US, Inc. 1.711% 2027[2]	6,000	5,984
Stellantis Finance US, Inc. 2.691% 2031[2]	3,775	3,741
Stericycle, Inc. 3.875% 2029[2]	1,120	1,128
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[2]	1,435	1,380
Sun Communities Operating LP 2.30% 2028	727	729
Sun Communities Operating LP 2.70% 2031	2,469	2,498
Suncor Energy, Inc. 3.75% 2051	2,104	2,259
Sunoco Logistics Operating Partners LP 5.40% 2047	690	824
Sunoco LP 4.50% 2029	885	899
Surgery Center Holdings 10.00% 2027[2]	840	908
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]	6,200	7,131
Synchrony Financial 3.95% 2027	3,475	3,836
Talen Energy Corp. 10.50% 2026[2]	1,585	874
Talen Energy Corp. 7.25% 2027[2]	1,780	1,682
Talen Energy Supply, LLC 7.625% 2028[2]	625	587
Targa Resources Partners LP 5.50% 2030	592	648
Targa Resources Partners LP 4.875% 2031	427	461
Teekay Offshore Partners LP 8.50% 2023[2,10,11]	30	27
Tencent Holdings, Ltd. 3.975% 2029	450	494
Tencent Holdings, Ltd. 2.39% 2030[2]	500	492
Tencent Holdings, Ltd. 3.24% 2050[2]	9,220	8,694
Tencent Music Entertainment Group 2.00% 2030	3,480	3,281
Tenet Healthcare Corp. 4.875% 2026[2]	1,526	1,581
Teva Pharmaceutical Finance Co. BV 2.80% 2023	9,830	9,784
Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,188	1,252
Teva Pharmaceutical Finance Co. BV 3.15% 2026	19,140	18,350
Teva Pharmaceutical Finance Co. BV 4.10% 2046	23,995	20,729
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	10,005	10,348
Thermo Fisher Scientific, Inc. 4.133% 2025	6,338	6,976
Thermo Fisher Scientific, Inc. 2.80% 2041	1,458	1,456
T-Mobile US, Inc. 1.50% 2026	9,025	9,060
T-Mobile US, Inc. 2.625% 2026	1,050	1,075
T-Mobile US, Inc. 2.05% 2028	5,375	5,421
T-Mobile US, Inc. 3.875% 2030	2,164	2,391
T-Mobile US, Inc. 2.55% 2031	8,589	8,625
T-Mobile US, Inc. 3.00% 2041	1,376	1,333
T-Mobile US, Inc. 3.40% 2052[2]	1,450	1,417
TopBuild Corp. 4.125% 2032[2]	725	734
Toronto-Dominion Bank 2.00% 2031	3,238	3,184
Total Capital International 2.829% 2030	3,350	3,574
Toyota Motor Credit Corp. 3.00% 2025	472	503
Toyota Motor Credit Corp. 3.20% 2027	3,330	3,634
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,812
Toyota Motor Credit Corp. 3.375% 2030	3,527	3,914
TransCanada PipeLines, Ltd. 4.10% 2030	7,823	8,879
TransDigm, Inc. 5.50% 2027	760	782
TransDigm, Inc. 4.625% 2029	720	720
Transocean Guardian, Ltd. 5.875% 2024[2]	279	278
Transocean Poseidon, Ltd. 6.875% 2027[2]	608	606
Transocean, Inc. 6.125% 2025[2]	592	593
Capital World Bond Fund — Page 29 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Transocean, Inc. 7.25% 2025[2]	$375	$313
Transocean, Inc. 8.00% 2027[2]	425	335
Travelers Companies, Inc. 4.10% 2049	500	616
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 1.50%) 7.25% PIK and 2.50% Cash 2025[5,6,7]	1	1
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2028[5,6]	174	174
Turkey (Republic of) 6.25% 2022	4,915	5,085
Turkey (Republic of) 6.35% 2024	12,500	12,957
Turkey (Republic of) 4.75% 2026	4,800	4,646
Turkey (Republic of) 7.625% 2029	1,050	1,122
Turkey (Republic of) 6.00% 2041	2,100	1,824
U.S. Treasury 0.125% 2022	51,520	51,531
U.S. Treasury 0.125% 2022	9,500	9,504
U.S. Treasury 0.125% 2023	41,810	41,622
U.S. Treasury 1.375% 2023	14,040	14,339
U.S. Treasury 1.375% 2023	3,770	3,853
U.S. Treasury 2.75% 2023	12,920	13,440
U.S. Treasury 2.75% 2023	40	42
U.S. Treasury 0.25% 2024	16,000	15,946
U.S. Treasury 0.375% 2024	89,550	89,239
U.S. Treasury 0.375% 2024	357	357
U.S. Treasury 1.25% 2024	10,000	10,216
U.S. Treasury 1.50% 2024[12]	84,650	87,137
U.S. Treasury 1.50% 2024	16,350	16,828
U.S. Treasury 2.00% 2024	9,000	9,377
U.S. Treasury 2.00% 2024	7,800	8,116
U.S. Treasury 2.00% 2024	3,700	3,852
U.S. Treasury 2.25% 2024[12]	54,760	57,323
U.S. Treasury 0.25% 2025[12]	227,300	222,724
U.S. Treasury 0.25% 2025	136,626	133,525
U.S. Treasury 0.25% 2025	132,461	129,666
U.S. Treasury 0.25% 2025	62,430	61,391
U.S. Treasury 2.75% 2025	68,290	73,422
U.S. Treasury 2.875% 2025	27,270	29,561
U.S. Treasury 2.875% 2025	72	77
U.S. Treasury 0.375% 2026	200,560	196,279
U.S. Treasury 0.625% 2026	44,400	43,693
U.S. Treasury 0.75% 2026	171,225	170,061
U.S. Treasury 0.75% 2026	11,352	11,232
U.S. Treasury 0.75% 2026	3,802	3,770
U.S. Treasury 0.875% 2026	44,247	44,094
U.S. Treasury 1.875% 2026	25	26
U.S. Treasury 2.25% 2026	25	26
U.S. Treasury 0.50% 2027	4,200	4,044
U.S. Treasury 0.625% 2027	4,200	4,053
U.S. Treasury 2.25% 2027	10,500	11,157
U.S. Treasury 1.125% 2028	1,720	1,700
U.S. Treasury 1.25% 2028	493	492
U.S. Treasury 2.75% 2028	40,310	44,121
U.S. Treasury 2.875% 2028	53,600	59,145
U.S. Treasury 1.625% 2029	650	662
U.S. Treasury 0.625% 2030[12]	170,715	159,410
U.S. Treasury 0.625% 2030	20	19
U.S. Treasury 0.875% 2030	36,930	35,063
U.S. Treasury 1.50% 2030	240	242
Capital World Bond Fund — Page 30 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2031	$2,703	$2,638
U.S. Treasury 1.625% 2031	11,575	11,713
U.S. Treasury 4.375% 2039	1,500	2,078
U.S. Treasury 1.125% 2040[12]	71,716	61,973
U.S. Treasury 1.125% 2040	50	43
U.S. Treasury 4.625% 2040	1,350	1,929
U.S. Treasury 1.75% 2041	1,000	955
U.S. Treasury 1.875% 2041	100,341	98,122
U.S. Treasury 2.25% 2041[12]	43,475	45,193
U.S. Treasury 3.125% 2041	1,100	1,310
U.S. Treasury 2.75% 2042	3,350	3,766
U.S. Treasury 2.75% 2042	1,000	1,125
U.S. Treasury 2.875% 2043	1,600	1,836
U.S. Treasury 3.125% 2044	940	1,125
U.S. Treasury 3.375% 2044	2,700	3,355
U.S. Treasury 2.875% 2045	1,250	1,441
U.S. Treasury 3.00% 2045	1,425	1,679
U.S. Treasury 3.00% 2045	1,125	1,323
U.S. Treasury 3.00% 2048	7,110	8,452
U.S. Treasury 3.375% 2048	1,150	1,465
U.S. Treasury 2.25% 2049	1,700	1,761
U.S. Treasury 2.375% 2049	100	106
U.S. Treasury 3.00% 2049	520	622
U.S. Treasury 1.25% 2050[12]	12,110	9,903
U.S. Treasury 1.375% 2050	870	734
U.S. Treasury 1.625% 2050	5,855	5,258
U.S. Treasury 2.00% 2050	22,480	22,076
U.S. Treasury 2.00% 2051	19,380	19,026
U.S. Treasury 2.375% 2051[12]	43,969	46,896
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	22,350	22,901
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	17,028	17,273
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	13,531	14,651
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	4,194	4,604
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	3,717	4,094
U.S. Treasury Inflation-Protected Security 0.125% 2051[3,12]	24,025	26,316
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[5,6]	1,980	1,986
Ukraine 7.75% 2022	30,660	31,977
Ukraine 7.75% 2027	2,300	2,498
Ukraine 7.375% 2032[2]	560	575
Ukraine 1.258% 2040[6]	950	1,040
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[1,2]	16,050	17,722
Uniform Mortgage-Backed Security 1.50% 2036[4,13]	35,137	35,391
Uniform Mortgage-Backed Security 3.00% 2036[4,13]	1,122	1,180
Uniform Mortgage-Backed Security 2.50% 2051[4,13]	133,480	137,375
Uniform Mortgage-Backed Security 2.50% 2051[4,13]	39,780	40,845
Uniform Mortgage-Backed Security 3.50% 2051[4,13]	31,746	33,592
Uniform Mortgage-Backed Security 4.00% 2051[4,13]	11,049	11,839
Unifrax Escrow Issuer Corp. 5.25% 2028[2]	255	259
Union Pacific Corp. 4.30% 2049	1,550	1,904
Union Pacific Corp. 3.25% 2050	1,680	1,766
Union Pacific Corp. 3.75% 2070	302	340
Union Pacific Corp. 3.799% 2071[2]	302	340
United Mexican States 3.25% 2030	880	903
United Mexican States 5.00% 2051	820	902
United Technologies Corp. 3.65% 2023	185	195
Capital World Bond Fund — Page 31 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
United Technologies Corp. 3.125% 2027	$250	$272
United Technologies Corp. 4.125% 2028	4,100	4,669
United Technologies Corp. 4.50% 2042	500	614
UnitedHealth Group, Inc. 3.75% 2025	2,160	2,380
UnitedHealth Group, Inc. 3.25% 2051	1,938	2,053
Univision Communications, Inc. 6.625% 2027[2]	975	1,060
Univision Communications, Inc. 4.50% 2029[2]	1,850	1,882
Vale Overseas, Ltd. 3.75% 2030	5,755	5,969
Valvoline, Inc. 3.625% 2031[2]	1,103	1,091
Venator Materials Corp. 5.75% 2025[2]	1,284	1,215
Venator Materials Corp. 9.50% 2025[2]	1,000	1,108
Venezuela (Bolivarian Republic of) 7.00% 2018[8]	60	6
Venezuela (Bolivarian Republic of) 7.75% 2019[8]	1,074	113
Venezuela (Bolivarian Republic of) 6.00% 2020[8]	883	86
Venezuela (Bolivarian Republic of) 12.75% 2022[8]	80	9
Venezuela (Bolivarian Republic of) 9.00% 2023[8]	1,289	141
Venezuela (Bolivarian Republic of) 8.25% 2024[8]	279	30
Venezuela (Bolivarian Republic of) 7.65% 2025[8]	120	13
Venezuela (Bolivarian Republic of) 11.75% 2026[8]	60	7
Venezuela (Bolivarian Republic of) 9.25% 2027[8]	159	17
Venezuela (Bolivarian Republic of) 9.25% 2028[8]	2,498	272
Venezuela (Bolivarian Republic of) 11.95% 2031[8]	99	11
Venezuela (Bolivarian Republic of) 7.00% 2038[8]	99	11
Venture Global Calcasieu Pass, LLC 3.875% 2029[2]	2,120	2,186
Venture Global Calcasieu Pass, LLC 4.125% 2031[2]	1,940	2,025
Verizon Communications, Inc. 2.10% 2028	1,600	1,625
Verizon Communications, Inc. 4.329% 2028	3,315	3,814
Verizon Communications, Inc. 1.68% 2030	2,500	2,379
Verizon Communications, Inc. 3.15% 2030	3,500	3,745
Verizon Communications, Inc. 1.75% 2031	4,242	4,035
Verizon Communications, Inc. 2.55% 2031	26,475	26,818
Verizon Communications, Inc. 2.355% 2032[2]	4,808	4,758
Verizon Communications, Inc. 3.40% 2041	1,800	1,882
Verizon Communications, Inc. 3.85% 2042	443	488
Verizon Communications, Inc. 2.875% 2050	2,725	2,544
Verizon Communications, Inc. 3.55% 2051	2,794	2,950
Viavi Solutions, Inc. 3.75% 2029[2]	441	443
VICI Properties LP 4.625% 2029[2]	742	799
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]	375	398
Vinci SA 3.75% 2029[2]	6,844	7,647
Virginia Electric and Power Co. 2.875% 2029	1,760	1,870
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[5,6]	50	50
Vodafone Group PLC 4.25% 2050	1,400	1,616
Volkswagen Group of America Finance, LLC 3.125% 2023[2]	14,770	15,349
Volkswagen Group of America Finance, LLC 4.25% 2023[2]	14,700	15,770
Volkswagen Group of America Finance, LLC 2.85% 2024[2]	1,124	1,182
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	6,345	7,136
Volkswagen Group of America Finance, LLC 4.75% 2028[2]	2,000	2,342
W. R. Grace Holdings LLC 5.625% 2029[2]	405	418
Walt Disney Company 2.65% 2031	15,610	16,308
Walt Disney Company 3.60% 2051	553	617
WASH Multifamily Acquisition, Inc. 5.75% 2026[2]	810	847
Weatherford International, Ltd. 11.00% 2024[2]	1,150	1,213
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[1]	26,643	27,502
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[1]	4,285	4,381
Capital World Bond Fund — Page 32 of 45

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
WESCO Distribution, Inc. 7.125% 2025[2]	$480	$513
WESCO Distribution, Inc. 7.25% 2028[2]	522	579
Western Gas Partners LP 5.45% 2044	82	94
Western Global Airlines LLC 10.375% 2025[2]	565	634
Western Midstream Operating, LP 4.75% 2028	240	262
Westlake Chemical Corp. 5.00% 2046	260	322
Westlake Chemical Corp. 4.375% 2047	505	577
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	17,000	17,608
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[1]	2,279	2,477
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]	3,425	3,356
Westpac Banking Corp. 2.963% 2040	400	397
Williams Companies, Inc. 3.50% 2030	9,779	10,631
Williams Partners LP 3.90% 2025	86	93
Williams Partners LP 6.30% 2040	651	889
Williams Partners LP 5.10% 2045	767	951
Willis North America, Inc. 2.95% 2029	2,022	2,116
Wisconsin Power and Light Co. 1.95% 2031	4,500	4,433
Wyndham Worldwide Corp. 4.375% 2028[2]	90	94
Wynn Resorts, Ltd. 7.75% 2025[2]	520	549
Xcel Energy, Inc. 3.35% 2026	1,500	1,624
Xiaomi Best Time International, Ltd. 2.875% 2031[2]	1,480	1,467
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 6.25% 2027[5,6]	950	954
Ziggo Bond Co. BV 5.125% 2030[2]	1,100	1,130
Ziggo Bond Finance BV 4.875% 2030[2]	800	826
Zimmer Holdings, Inc. 3.15% 2022	5,030	5,077
		6,346,921
Total bonds, notes & other debt instruments (cost: $14,351,197,000)		14,481,994
Convertible bonds & notes 0.02% U.S. dollars 0.02%
Airbnb, Inc., convertible notes, 0% 2026[2]	543	535
American Airlines Group, Inc., convertible notes, 6.50% 2025	250	383
DISH DBS Corp., convertible notes, 3.375% 2026	390	406
NCL Corp., Ltd., convertible notes, 5.375% 2025	174	298
Penn National Gaming, Inc., convertible notes, 2.75% 2026	87	279
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023	195	275
Total convertible bonds & notes (cost: $1,879,000)		2,176
Convertible stocks 0.00% U.S. dollars 0.00%	Shares
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[2]	300	340
Total convertible stocks (cost: $327,000)		340
Capital World Bond Fund — Page 33 of 45

unaudited
Preferred securities 0.00% U.S. dollars 0.00%		Shares	Value (000)
ACR III LSC Holdings LLC, Series B, preferred shares[2,10,11,14]		277	$195
Total preferred securities (cost: $287,000)			195
Common stocks 0.08% U.S. dollars 0.08%
New AMI I, LLC[10,11,14]		953,865	8,556
Chesapeake Energy Corp.		37,359	2,301
Diamond Offshore Drilling, Inc.[14]		189,402	1,122
Diamond Offshore Drilling, Inc.[2,10,14]		66,191	373
McDermott International, Ltd.[14]		30,503	15
Total common stocks (cost: $9,615,000)			12,367
Rights & warrants 0.00% U.S. dollars 0.00%
Sable Permian Resources, LLC, Class A, warrants, expire 2024[10,11,14]		2,668	—[9]
Total rights & warrants (cost: $0)			—[9]
Short-term securities 7.94% Bills & notes of governments & government agencies outside the U.S. 1.26%	Weighted average yield at acquisition	Principal amount (000)
Egyptian Treasury 10/19/2021	11.994%	EGP141,200	8,931
Egyptian Treasury 10/26/2021	12.115	767,175	48,419
Egyptian Treasury 1/4/2022	12.111	329,400	20,300
Egyptian Treasury 1/18/2022	11.182	383,450	23,522
Egyptian Treasury 2/1/2022	11.103	167,550	10,230
Egyptian Treasury 2/22/2022	11.693	32,725	1,984
Egyptian Treasury 3/15/2022	11.428	373,000	22,459
Egyptian Treasury 4/26/2022	11.450	760,825	45,183
Greek Treasury 11/5/2021	(0.292)	€8,490	9,837
Greek Treasury 12/31/2021	(0.306)	6,990	8,103
			198,968
Money market investments 6.68%		Shares
Capital Group Central Cash Fund 0.06%[15,16]		10,535,848	1,053,690
Total short-term securities (cost: $1,253,261,000)			1,252,658
Total investment securities 99.85% (cost: $15,616,566,000)			15,749,730
Other assets less liabilities 0.15%			23,635
Net assets 100.00%			$15,773,365
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 9/30/2021[18] (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
90 Day BAX Futures	Long	250	December 2022	C$62,500	$48,738	$(60)
90 Day Euro Dollar Futures	Long	149	December 2022	$37,250	37,066	(21)
2 Year Euro-Schatz Futures	Long	515	December 2021	€51,500	66,936	(53)
Capital World Bond Fund — Page 34 of 45

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 9/30/2021[18] (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
2 Year U.S. Treasury Note Futures	Long	867	December 2021	$173,400	$190,787	$(69)
5 Year Euro-Bobl Futures	Short	111	December 2021	€(11,100)	(17,349)	114
5 Year U.S. Treasury Note Futures	Short	2,564	December 2021	$(256,400)	(314,711)	(45)
10 Year Euro-Bund Futures	Long	917	December 2021	€91,700	180,384	(2,065)
10 Year Italy Government Bond Futures	Short	1,381	December 2021	(138,100)	(243,072)	2,046
10 Year Japanese Government Bond Futures	Long	248	December 2021	¥24,800,000	337,300	(1,159)
10 Year Canadian Government Bond Futures	Short	13	December 2021	C$(1,300)	(1,469)	29
10 Year U.S. Treasury Note Futures	Short	1,650	December 2021	$(165,000)	(217,156)	2,529
10 Year Ultra U.S. Treasury Note Futures	Short	3,884	December 2021	(388,400)	(564,151)	9,658
10 Year UK Gilt Futures	Long	694	December 2021	£69,400	117,027	(3,085)
20 Year U.S. Treasury Bond Futures	Long	1,973	December 2021	$197,300	314,139	(8,429)
30 Year Euro-Buxl Futures	Long	136	December 2021	€13,600	32,033	(1,115)
30 Year Ultra U.S. Treasury Bond Futures	Long	736	December 2021	$73,600	140,622	(4,073)
						$(5,798)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 9/30/2021 (000)
Purchases (000)	Sales (000)
USD3,180	UAH85,740	Citibank	10/5/2021	$(40)
USD62,582	EUR53,174	Morgan Stanley	10/7/2021	979
USD30,927	EUR26,060	Bank of America	10/7/2021	736
USD4,512	CAD5,716	HSBC Bank	10/7/2021	(1)
BRL1,230	USD234	UBS AG	10/7/2021	(9)
CZK98,330	USD4,527	Standard Chartered Bank	10/7/2021	(33)
SEK135,600	USD15,562	UBS AG	10/7/2021	(72)
JPY1,374,400	USD12,490	Citibank	10/7/2021	(140)
EUR246,423	USD290,021	Morgan Stanley	10/7/2021	(4,535)
USD354	BRL1,848	Morgan Stanley	10/8/2021	16
USD1,190	MYR4,940	Standard Chartered Bank	10/8/2021	11
USD75,659	MXN1,515,750	HSBC Bank	10/12/2021	2,377
USD44,739	PLN172,100	Morgan Stanley	10/12/2021	1,469
EUR37,585	PLN170,500	Citibank	10/12/2021	680
USD11,624	PEN47,750	JPMorgan Chase	10/12/2021	78
USD2,247	EUR1,900	HSBC Bank	10/12/2021	45
USD3,127	INR229,240	Goldman Sachs	10/12/2021	45
USD5,203	PEN21,390	JPMorgan Chase	10/12/2021	31
USD5,198	PEN21,390	Citibank	10/12/2021	26
USD4,162	PEN17,110	Citibank	10/12/2021	26
USD388	COP1,457,846	Citibank	10/12/2021	6
USD1,690	CAD2,140	BNP Paribas	10/12/2021	—[9]
KRW10,239,290	USD8,789	Citibank	10/12/2021	(145)
EUR46,029	CZK1,170,740	Bank of America	10/12/2021	(163)
USD76,345	CNH494,180	HSBC Bank	10/12/2021	(221)
EUR39,916	USD47,314	Standard Chartered Bank	10/12/2021	(1,067)
PLN172,100	USD45,186	UBS AG	10/12/2021	(1,916)
USD32,184	AUD43,640	Goldman Sachs	10/13/2021	632
Capital World Bond Fund — Page 35 of 45

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 9/30/2021 (000)
Purchases (000)	Sales (000)
USD2,440	SEK21,030	BNP Paribas	10/13/2021	$37
USD150	ILS480	Bank of America	10/13/2021	1
EUR127,195	DKK945,910	Citibank	10/13/2021	—[9]
MXN11,959	USD598	Morgan Stanley	10/13/2021	(20)
USD22,313	CNH144,260	HSBC Bank	10/13/2021	(36)
JPY2,510,000	USD22,843	HSBC Bank	10/13/2021	(288)
EUR25,990	USD30,716	JPMorgan Chase	10/13/2021	(602)
GBP38,680	USD53,558	Standard Chartered Bank	10/13/2021	(1,440)
JPY12,072,700	USD110,246	Citibank	10/13/2021	(1,761)
JPY20,984,080	USD191,084	JPMorgan Chase	10/13/2021	(2,522)
USD112,810	EUR95,406	JPMorgan Chase	10/18/2021	2,258
USD28,620	GBP20,664	Morgan Stanley	10/18/2021	777
USD21,603	EUR18,252	Barclays Bank PLC	10/18/2021	453
USD167,502	CNH1,079,720	Citibank	10/18/2021	299
USD15,931	AUD21,725	Morgan Stanley	10/18/2021	224
USD5,191	EUR4,421	JPMorgan Chase	10/18/2021	68
USD1,803	GBP1,300	Morgan Stanley	10/18/2021	51
USD462	MXN9,331	HSBC Bank	10/18/2021	11
USD234	BRL1,236	Citibank	10/18/2021	8
USD1,734	CAD2,193	BNP Paribas	10/18/2021	3
JPY20,678	EUR160	Bank of New York Mellon	10/18/2021	—[9]
AUD36	JPY2,870	Bank of America	10/18/2021	—[9]
MXN10,355	USD518	Morgan Stanley	10/18/2021	(18)
ZAR16,800	USD1,134	Goldman Sachs	10/18/2021	(21)
CAD25,143	USD19,882	BNP Paribas	10/18/2021	(32)
BRL9,580	USD1,829	Morgan Stanley	10/18/2021	(75)
CHF5,200	USD5,669	Goldman Sachs	10/18/2021	(87)
EUR6,500	USD7,623	Bank of New York Mellon	10/18/2021	(91)
ZAR45,110	USD3,118	Citibank	10/18/2021	(130)
EUR9,800	USD11,599	Barclays Bank PLC	10/18/2021	(243)
GBP7,088	USD9,817	Morgan Stanley	10/18/2021	(266)
EUR38,347	NOK391,040	Citibank	10/18/2021	(292)
JPY5,902,310	USD53,762	Standard Chartered Bank	10/18/2021	(722)
JPY13,074,400	USD119,647	BNP Paribas	10/18/2021	(2,157)
EUR130,817	USD154,681	JPMorgan Chase	10/18/2021	(3,096)
JPY19,129,670	USD175,176	Goldman Sachs	10/18/2021	(3,272)
BRL2,658	USD505	Citibank	10/19/2021	(18)
CLP665,300	USD840	Standard Chartered Bank	10/19/2021	(21)
USD49,528	AUD67,830	UBS AG	10/20/2021	486
EUR32,681	DKK243,030	HSBC Bank	10/20/2021	2
CAD43,772	USD34,589	BNP Paribas	10/20/2021	(32)
MXN29,170	USD1,459	UBS AG	10/20/2021	(51)
EUR99,969	USD117,565	Goldman Sachs	10/20/2021	(1,721)
USD42,622	RUB3,109,000	BNP Paribas	10/21/2021	44
RUB629,394	USD8,629	BNP Paribas	10/21/2021	(9)
JPY1,457,720	USD13,259	Morgan Stanley	10/21/2021	(160)
USD174	BRL936	BNP Paribas	10/22/2021	3
USD72,053	MXN1,448,336	Goldman Sachs	10/25/2021	2,158
USD50,556	BRL270,220	Citibank	10/25/2021	1,133
USD16,035	EUR13,667	Goldman Sachs	10/25/2021	196
USD11,106	DKK70,540	Bank of America	10/25/2021	113
Capital World Bond Fund — Page 36 of 45

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 9/30/2021 (000)
Purchases (000)	Sales (000)
USD11,082	DKK70,540	Bank of America	10/25/2021	$90
CNH64,130	USD9,859	Citibank	10/25/2021	66
USD3,311	EUR2,820	Bank of America	10/25/2021	43
USD1,185	ILS3,800	Citibank	10/25/2021	7
USD382	ZAR5,710	Morgan Stanley	10/25/2021	4
COP1,352,329	USD352	Goldman Sachs	10/25/2021	2
USD1	CNH10	Morgan Stanley	10/25/2021	—[9]
MXN13,035	USD648	Goldman Sachs	10/25/2021	(19)
JPY1,206,570	EUR9,376	HSBC Bank	10/25/2021	(23)
USD3,651	CNH23,750	Citibank	10/25/2021	(25)
GBP7,517	USD10,262	UBS AG	10/25/2021	(133)
USD18,429	COP71,093,606	JPMorgan Chase	10/25/2021	(207)
EUR51,529	USD60,510	Bank of America	10/25/2021	(792)
USD10,460	NZD14,880	HSBC Bank	10/26/2021	189
ZAR35,868	USD2,442	Goldman Sachs	10/27/2021	(69)
JPY33,003,385	USD299,654	Standard Chartered Bank	10/27/2021	(3,059)
USD232	MXN4,695	Goldman Sachs	10/28/2021	5
USD231	BRL1,240	Morgan Stanley	10/28/2021	4
USD171	MXN3,502	HSBC Bank	10/29/2021	2
GBP25,590	USD35,747	Morgan Stanley	11/3/2021	(1,266)
KRW174,099,034	USD148,222	BNP Paribas	11/5/2021	(1,307)
COP901,344	USD234	Goldman Sachs	11/8/2021	2
COP889,256	USD231	Morgan Stanley	11/8/2021	1
BRL2,206	USD410	Goldman Sachs	11/8/2021	(7)
GBP30,760	USD42,352	HSBC Bank	11/22/2021	(905)
JPY1,666,100	USD15,122	Bank of New York Mellon	11/24/2021	(146)
JPY10,530,400	USD95,840	Goldman Sachs	11/24/2021	(1,186)
USD5,919	EUR5,000	Citibank	12/15/2021	117
CAD5,096	USD4,000	Bank of New York Mellon	12/15/2021	24
USD1,816	JPY200,000	Bank of America	12/15/2021	17
AUD2,000	USD1,439	Bank of America	12/15/2021	8
USD2,000	NOK17,423	JPMorgan Chase	12/15/2021	8
AUD3,000	NZD3,145	Bank of New York Mellon	12/15/2021	—[9]
NZD2,500	USD1,773	Bank of America	12/15/2021	(48)
SEK34,439	USD4,000	JPMorgan Chase	12/15/2021	(63)
HUF700,820	EUR2,000	BNP Paribas	12/15/2021	(68)
AUD5,000	USD3,686	Barclays Bank PLC	12/15/2021	(69)
JPY4,965,710	USD45,315	Morgan Stanley	12/16/2021	(663)
USD83,155	BRL440,000	Citibank	6/15/2022	6,638
USD1,397	BRL7,500	Goldman Sachs	6/15/2022	93
BRL447,500	USD80,692	JPMorgan Chase	6/15/2022	(2,870)
USD86,713	BRL480,000	Citibank	7/1/2022	3,554
USD44,853	BRL250,000	JPMorgan Chase	7/1/2022	1,541
BRL730,000	USD126,341	JPMorgan Chase	7/1/2022	130
USD80,370	BRL451,300	JPMorgan Chase	8/10/2022	2,895
USD43,121	BRL240,700	Citibank	8/10/2022	1,800
BRL692,000	USD118,656	JPMorgan Chase	8/10/2022	140
				$(7,588)
Capital World Bond Fund — Page 37 of 45

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
U.S. EFFR	0.1525%	7/27/2022	$1,175,000	$(47)	$—	$(47)
0.11108502%	SONIA	4/9/2023	£20,140	(137)	5	(142)
1.3467%	3-month NZD-BBR-FRA	8/18/2023	NZ$25,000	(12)	—	(12)
1.2475%	3-month NZD-BBR-FRA	8/20/2023	32,742	(52)	—	(52)
1.234974%	3-month NZD-BBR-FRA	8/20/2023	279,022	(491)	—	(491)
1.2375%	3-month NZD-BBR-FRA	8/26/2023	108,068	(203)	—	(203)
1.264%	3-month NZD-BBR-FRA	8/27/2023	270,134	(413)	—	(413)
1.26%	3-month NZD-BBR-FRA	8/30/2023	44,558	(71)	—	(71)
1.28%	3-month NZD-BBR-FRA	8/31/2023	44,558	(60)	—	(60)
1.3%	3-month NZD-BBR-FRA	9/3/2023	48,917	(56)	—	(56)
1.4975%	3-month NZD-BBR-FRA	9/21/2023	90,549	105	—	105
3-month USD-LIBOR	0.3302%	9/21/2023	$56,757	42	—	42
1.445%	3-month NZD-BBR-FRA	9/28/2023	NZ$90,448	32	—	32
3-month USD-LIBOR	0.3792%	9/28/2023	$61,547	(7)	—	(7)
1.4475%	3-month NZD-BBR-FRA	9/29/2023	NZ$89,953	32	—	32
3-month USD-LIBOR	0.3842%	9/29/2023	$61,547	(12)	—	(12)
1.4475%	3-month NZD-BBR-FRA	9/30/2023	NZ$90,327	33	—	33
3-month USD-LIBOR	0.3975%	9/30/2023	$62,494	(29)	—	(29)
0.3653%	3-month USD-LIBOR	3/5/2024	99,290	(322)	—	(322)
(0.4545)%	6-month EURIBOR	4/1/2024	€288,600	(559)	—	(559)
3-month SEK-STIBOR	0.1877%	2/6/2025	SKr250,000	159	—	159
(0.4042)%	6-month EURIBOR	2/6/2025	€25,000	(110)	—	(110)
U.S. EFFR	0.10875%	7/6/2025	$52,600	1,107	—	1,107
U.S. EFFR	0.0995%	7/9/2025	26,300	564	—	564
U.S. EFFR	0.105%	7/9/2025	26,300	559	—	559
U.S. EFFR	0.099%	7/10/2025	64,500	1,388	—	1,388
(0.4982)%	6-month EURIBOR	12/14/2025	€13,400	(164)	—	(164)
4.67%	28-day MXN-TIIE	12/16/2025	MXN24,000	(100)	—	(100)
(0.4347)%	6-month EURIBOR	1/25/2026	€1,660	(16)	—	(16)
3-month SEK-STIBOR	0.175%	2/9/2026	SKr349,200	439	—	439
3-month SEK-STIBOR	0.179%	2/9/2026	174,500	216	—	216
3-month SEK-STIBOR	0.185%	2/11/2026	175,100	212	—	212
3-month SEK-STIBOR	0.189%	2/11/2026	175,100	209	—	209
(0.32994265)%	6-month EURIBOR	2/24/2026	€13,630	(68)	8	(76)
5.75%	28-day MXN-TIIE	4/2/2026	MXN22,300	(54)	—	(54)
SONIA	0.4234505%	4/9/2026	£2,190	42	3	39
6.21%	28-day MXN-TIIE	5/21/2026	MXN605,500	(969)	—	(969)
6.255%	28-day MXN-TIIE	5/22/2026	400,800	(607)	—	(607)
6.21%	28-day MXN-TIIE	5/22/2026	400,800	(642)	—	(642)
6.19%	28-day MXN-TIIE	5/22/2026	405,100	(665)	—	(665)
6.15%	28-day MXN-TIIE	5/25/2026	400,700	(691)	—	(691)
6.14%	28-day MXN-TIIE	6/8/2026	222,400	(393)	—	(393)
6.115%	28-day MXN-TIIE	6/8/2026	222,400	(404)	—	(404)
6.12%	28-day MXN-TIIE	6/8/2026	336,100	(607)	—	(607)
6.13%	28-day MXN-TIIE	6/8/2026	780,900	(1,395)	—	(1,395)
6.16%	28-day MXN-TIIE	6/9/2026	444,800	(769)	—	(769)
6.15%	28-day MXN-TIIE	6/9/2026	444,700	(778)	—	(778)
6.23%	28-day MXN-TIIE	6/10/2026	227,300	(362)	—	(362)
6.195%	28-day MXN-TIIE	6/10/2026	227,200	(377)	—	(377)
6.36%	28-day MXN-TIIE	6/12/2026	197,300	(264)	—	(264)
Capital World Bond Fund — Page 38 of 45

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
6.5375%	28-day MXN-TIIE	6/17/2026	MXN108,000	$(107)	$—	$(107)
6.5%	28-day MXN-TIIE	6/17/2026	104,100	(111)	—	(111)
6.47%	28-day MXN-TIIE	6/17/2026	106,400	(120)	—	(120)
6.55%	28-day MXN-TIIE	6/17/2026	324,000	(313)	—	(313)
6.55%	28-day MXN-TIIE	6/18/2026	105,200	(102)	—	(102)
6.5%	28-day MXN-TIIE	6/18/2026	208,200	(222)	—	(222)
6.59%	28-day MXN-TIIE	6/25/2026	284,300	(255)	—	(255)
6.585%	28-day MXN-TIIE	6/25/2026	373,600	(338)	—	(338)
6.64%	28-day MXN-TIIE	6/25/2026	459,600	(366)	—	(366)
6.58%	28-day MXN-TIIE	6/25/2026	1,095,600	(1,003)	—	(1,003)
6.6175%	28-day MXN-TIIE	6/25/2026	1,218,200	(1,024)	—	(1,024)
6.633%	28-day MXN-TIIE	6/25/2026	1,267,300	(1,026)	—	(1,026)
6.63%	28-day MXN-TIIE	6/26/2026	509,100	(416)	—	(416)
6.605%	28-day MXN-TIIE	7/6/2026	865,950	(760)	—	(760)
0.57520783%	SONIA	4/9/2028	£17,370	(381)	(30)	(351)
3-month USD-LIBOR	1.4822%	3/5/2031	$36,290	99	—	99
SONIA	0.70119%	4/21/2031	£4,190	119	6	113
0.9221376%	SONIA	4/9/2041	11,750	(345)	(102)	(243)
6-month EURIBOR	(0.0393)%	12/14/2050	€2,220	391	—	391
6-month EURIBOR	0.39402342%	2/24/2051	2,390	84	(8)	92
6-month EURIBOR	0.5092%	4/1/2051	30,600	(84)	—	(84)
SONIA	0.8601%	4/21/2051	£550	28	3	25
0.86006881%	SONIA	4/21/2051	760	(39)	(4)	(35)
SONIA	0.945094%	9/30/2051	310	3	10	(7)
					$(109)	$(12,946)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium (received) paid (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$38,592	$(3,517)	$(3,458)	$(59)
CDX.NA.HY.37	5.00%/Quarterly	12/20/2026	74,871	(6,884)	(6,963)	79
CDX.EM.36	1.00%/Quarterly	12/20/2026	5,400	216	188	28
ITRAX.EUR.IG.36	1.00%/Quarterly	12/20/2026	54,108	(1,641)	(1,604)	(37)
					$(11,837)	$11
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2021 (000)
1.00%/Quarterly	CDX.NA.IG.37	12/20/2026	$272,920	$6,460	$6,501	$(41)
Capital World Bond Fund — Page 39 of 45

unaudited
Investments in affiliates16

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2021 (000)	Dividend income (000)
Short-term securities 6.70%
Money market investments 6.70%
Capital Group Central Cash Fund 0.06%[15]	$1,107,321	$3,684,967	$3,738,599	$(27)	$28	$1,053,690	$631
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,173,500,000, which represented 7.44% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $15,935,000, which represented .10% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Amount less than one thousand.
[10]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $9,209,000, which represented .06% of the net assets of the fund.
[11]	Value determined using significant unobservable inputs.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $86,082,000, which represented .55% of the net assets of the fund.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Rate represents the seven-day yield at 9/30/2021.
[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.
Capital World Bond Fund — Page 40 of 45

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $4,600,650,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $4,696,092,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,723,638,000 and $564,597,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to
Capital World Bond Fund — Page 41 of 45

unaudited
consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2021 (dollars in thousands):
Capital World Bond Fund — Page 42 of 45

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$2,528,401	$—	$2,528,401
Chinese yuan renminbi	—	1,498,523	—	1,498,523
Japanese yen	—	1,285,722	—	1,285,722
British pounds	—	578,325	—	578,325
Canadian dollars	—	325,867	—	325,867
Danish kroner	—	315,145	—	315,145
Mexican pesos	—	309,599	—	309,599
Russian rubles	—	224,252	—	224,252
Malaysian ringgits	—	206,639	—	206,639
Australian dollars	—	176,886	—	176,886
Colombian pesos	—	101,887	—	101,887
Indonesian rupiah	—	93,599	—	93,599
Indian rupees	—	70,686	—	70,686
Polish zloty	—	62,940	—	62,940
Brazilian reais	—	61,882	—	61,882
Czech korunas	—	60,998	—	60,998
South Korean won	—	51,390	—	51,390
Norwegian kroner	—	49,698	—	49,698
Ukrainian hryvnia	—	42,139	—	42,139
Peruvian nuevos soles	—	39,141	—	39,141
South African rand	—	12,423	—	12,423
Thai baht	—	10,904	—	10,904
Ghanaian cedi	—	7,867	—	7,867
Romanian leu	—	7,304	—	7,304
Hungarian forints	—	3,227	—	3,227
Israeli shekels	—	3,024	—	3,024
Egyptian pounds	—	2,953	—	2,953
Turkish lira	—	1,917	—	1,917
Kenyan shilling	—	1,735	—	1,735
U.S. dollars	—	6,346,836	85	6,346,921
Convertible bonds & notes	—	2,176	—	2,176
Convertible stocks	—	340	—	340
Preferred securities	—	—	195	195
Common stocks	2,316	1,495	8,556	12,367
Rights & warrants	—	—	—*	—*
Short-term securities	1,053,690	198,968	—	1,252,658
Total	$1,056,006	$14,684,888	$8,836	$15,749,730
Capital World Bond Fund — Page 43 of 45

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14,376	$—	$—	$14,376
Unrealized appreciation on open forward currency contracts	—	32,862	—	32,862
Unrealized appreciation on interest rate swaps	—	5,856	—	5,856
Unrealized appreciation on credit default swaps	—	107	—	107
Liabilities:
Unrealized depreciation on futures contracts	(20,174)	—	—	(20,174)
Unrealized depreciation on open forward currency contracts	—	(40,450)	—	(40,450)
Unrealized depreciation on interest rate swaps	—	(18,802)	—	(18,802)
Unrealized depreciation on credit default swaps	—	(137)	—	(137)
Total	$(5,798)	$(20,564)	$—	$(26,362)
*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbols
AUD/A$ = Australian dollars	KES = Kenyan shilling
BA = Banker’s acceptances	KRW = South Korean won
BBR = Bank Base Rate	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CHF = Swiss francs	NOK/NKr = Norwegian kroner
CLP = Chilean pesos	NZD/NZ$ = New Zealand dollars
CNH/CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	Ref. = Refunding
DAC = Designated Activity Company	Rev. = Revenue
DKK/DKr = Danish kroner	RON = Romanian leu
EFFR = Effective Federal Funds Rate	RUB = Russian rubles
EGP = Egyptian pounds	SEK/SKr = Swedish kronor
EUR/€ = Euros	SOFR = Secured Overnight Financing Rate
EURIBOR = Euro Interbank Offered Rate	SONIA = Sterling Overnight Interbank Average Rate
FRA = Forward Rate Agreement	STIBOR = Stockholm Interbank Offered Rate
GBP/£ = British pounds	TBA = To-be-announced
GHS = Ghanaian cedi	THB = Thai baht
HUF = Hungarian forints	TIIE = Equilibrium Interbank Interest Rate
ICE = Intercontinental Exchange, Inc.	TRY = Turkish lira
IDR = Indonesian rupiah	UAH = Ukrainian hryvnia
ILS = Israeli shekels	USD/$ = U.S. dollars
INR = Indian rupees	ZAR = South African rand
JPY/¥ = Japanese yen
Capital World Bond Fund — Page 44 of 45

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-031-1121O-S85340	Capital World Bond Fund — Page 45 of 45